Global Atlantic American Funds® Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	VARIABLE INSURANCE TRUSTS - 95.3%
	DEBT FUNDS - 33.1%
1,018,619	American Funds Insurance Series® - Mortgage Fund - Class I	$10,695,495
3,354,585	American Funds Insurance Series® - Bond Fund - Class 1	36,363,700
545,148	American Funds Insurance Series® -Global Bond Fund - Class I	6,383,680
1,753,127	American Funds Insurance Series® - U.S. Government/AAA-Rated Securities Fund - Class I	21,370,618
		74,813,493
	EQUITY FUNDS - 62.2%
3,000,962	American Funds Insurance Series® - Blue Chip Income and Growth Fund - Class 1	41,173,205
1,476,759	American Funds Insurance Series® - Global Growth and Income Fund - Class 1	21,619,745
260,376	American Funds Insurance Series® - Global Small Capitalization Fund- Class 1	6,522,410
299,031	American Funds Insurance Series® - Growth Fund - Class 1	23,731,114
635,753	American Funds Insurance Series® - Growth-Income Fund - Class 1	32,436,110
436,745	American Funds Insurance Series® - International Fund - Class 1	8,699,963
269,802	American Funds Insurance Series® - New World Fund - Class 1	6,502,221
		140,684,768
	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $199,693,894)	215,498,261

	SHORT-TERM INVESTMENTS - 0.0% *
	MONEY MARKET FUND - 0.0% *
1,464	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 2.3% (a) (Cost - $1,464)	1,464

	TOTAL INVESTMENTS - 95.3% (Cost - $199,695,358)	$215,499,725
	OTHER ASSETS LESS LIABILITIES - NET - 4.7%	10,754,941
	TOTAL NET ASSETS - 100.0%	$226,254,666

*	Represents less than 0.1%

(a)	Money market rate shown represents the rate at March 31, 2019.

Global Atlantic Balanced Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 95.3%
	DEBT FUNDS - 45.9%
66,387	iShares 1-3 Year Treasury Bond ETF	$5,584,474
93,224	iShares Broad USD Investment Grade Corporate Bond ETF	5,153,423
187,328	iShares Core U.S. Aggregate Bond ETF	20,431,865
31,374	iShares Floating Rate Bond ETF	1,597,250
11,406	iShares iBoxx High Yield Corporate Bond ETF	986,277
20,351	iShares JP Morgan USD Emerging Markets Bond ETF	2,239,831
49,544	iShares Short-Term Corporate Bond ETF	2,616,914
		38,610,034
	EQUITY FUNDS - 49.4%
49,042	iShares Core MSCI EAFE ETF	2,980,282
16,146	iShares Core MSCI Emerging Markets ETF	834,910
77,440	iShares Core S&P 500 ETF	22,036,326
21,297	iShares Core S&P Mid-Cap ETF	4,033,652
86,973	iShares Core S&P Small-Cap ETF	6,709,967
18,159	iShares MSCI Japan ETF	993,661
24,751	iShares Russell 1000 ETF	3,893,580
		41,482,378
	TOTAL EXCHANGE TRADED FUNDS (Cost - $70,169,457)	80,092,412

	SHORT-TERM INVESTMENT - 0.0%*
	MONEY MARKET FUND - 0.0%*
2,608	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 2.3% (a) (Cost - $2,608)	2,608

	TOTAL INVESTMENTS - 95.3% (Cost - $70,172,065)	$80,095,020
	OTHER ASSETS LESS LIABILITIES - NET - 4.7%	3,981,131
	TOTAL NET ASSETS - 100.0%	$84,076,151

EAFE - Europe, Australasia, and the Far East

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

*	Respresents less than 0.1%

(a)	Money market rate shown represents the rate at March 31, 2019.

Global Atlantic BlackRock Global Allocation Managed Risk Portfolio#
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	VARIABLE INSURANCE TRUST - 95.3%
	ASSET ALLOCATION FUND - 95.3%
14,500,854	BlackRock Global Allocation V.I. Fund - Class 1 (Cost - $239,793,284)	$236,798,942

	SHORT-TERM INVESTMENTS - 0.0% *
	MONEY MARKET FUND - 0.0% *
3,146	Fidelity Investments Money Market Funds - Government Portfolio Institutional Class to yield 2.3% (a) (Cost - $3,146)	3,146

	TOTAL INVESTMENTS - 95.3% (Cost - $239,796,430)	$236,802,088
	OTHER ASSETS LESS LIABILITIES - NET - 4.7%	11,756,769
	TOTAL NET ASSETS - 100.0%	$248,558,857

*	Represents less than 0.1%

(a)	Money market rate shown represents the rate at March 31, 2019.

#	Effective May 1, 2019, name changed to Global Atlantic BlackRock Selects Managed Risk Portfolio.

Global Atlantic Franklin Dividend & Income Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 71.6%
	AEROSPACE/DEFENSE - 4.3%
4,200	Boeing Co. (The)	$1,601,964
22,770	General Dynamics Corp.	3,854,505
14,300	Raytheon Co.	2,603,744
30,900	United Technologies Corp.	3,982,701
		12,042,914
	AGRICULTURE - 0.9%
46,100	Bunge Ltd.	2,446,527

	APPAREL - 1.3%
45,040	NIKE, Inc.	3,792,818

	BEVERAGES - 1.2%
27,300	PepsiCo, Inc.	3,345,615

	BUILDING MATERIALS - 1.0%
77,575	Johnson Controls International PLC	2,865,620

	CHEMICALS - 7.4%
33,500	Air Products & Chemicals, Inc.	6,397,160
82,200	Albemarle Corp.	6,738,756
40,150	Linde PLC	7,063,590
14,050	Versum Materials, Inc.	706,856
		20,906,362
	COMMERCIAL SERVICES - 2.2%
15,500	Cintas Corp.	3,132,705
13,900	Ecolab, Inc.	2,453,906
20,400	Matthews International Corp.	753,780
		6,340,391
	COMPUTERS - 2.6%
41,100	Accenture PLC - Cl. A	7,234,422

	COSMETICS/PERSONAL CARE - 2.1%
39,466	Colgate-Palmolive Co.	2,705,000
30,700	Procter & Gamble Co. (The)	3,194,335
		5,899,335
	DISTRIBUTION/WHOLESALE - 0.6%
5,200	WW Grainger, Inc.	1,564,836

	DIVERSIFIED FINANCIAL SERVICES - 1.3%
23,690	Visa, Inc. - Cl. A	3,700,141

	ELECTRONICS - 3.2%
47,160	Honeywell International, Inc.	7,494,667
55,570	nVent Electric PLC	1,499,279
8,176	Resideo Technologies, Inc.	157,715
		9,151,661
	ENVIRONMENTAL CONTROL - 0.8%
49,870	Pentair PLC	2,219,714

	FOOD - 1.2%
21,860	McCormick & Co., Inc. (The)	3,292,772

	HEALTHCARE-PRODUCTS - 10.3%
49,900	Abbott Laboratories	3,989,006
28,700	Becton Dickinson and Co.	7,167,251
26,400	Dentsply Sirona, Inc.	1,309,176
62,300	Medtronic PLC	5,674,284
41,300	Stryker Corp.	8,157,576
24,800	West Pharmaceutical Services, Inc.	2,732,960
		29,030,253
	INSURANCE - 0.9%
32,000	Aflac, Inc.	1,600,000
7,393	Chubb Ltd.	1,035,611
		2,635,611
	IRON/STEEL - 0.5%
23,810	Nucor Corp.	1,389,314

	MACHINERY-DIVERSIFIED - 5.4%
36,100	Dover Corp.	3,386,180
34,940	Roper Technologies, Inc.	11,948,432
		15,334,612
	MEDIA - 0.2%
14,040	John Wiley & Sons, Inc.	620,849

	MISCELLANEOUS MANUFACTURING - 1.5%
23,580	Carlisle Cos, Inc.	2,891,380
27,529	Donaldson Co., Inc.	1,378,102
		4,269,482
	OIL & GAS - 3.3%
9,900	Chevron Corp.	1,219,482
32,300	EOG Resources, Inc.	3,074,314
22,300	Exxon Mobil Corp.	1,801,840
49,500	Occidental Petroleum Corp.	3,276,900
		9,372,536
	OIL & GAS SERVICES - 1.0%
28,500	Apergy Corp. *	1,170,210
38,000	Schlumberger Ltd.	1,655,660
		2,825,870
	PHARMACEUTICALS - 2.9%
18,460	AbbVie, Inc.	1,487,691
25,890	CVS Health Corp.	1,396,248
31,200	Johnson & Johnson	4,361,448
17,300	Perrigo Co. PLC	833,168
		8,078,555
	RETAIL - 6.5%
41,524	Gap, Inc. (The)	1,087,098
19,170	McDonald’s Corp.	3,640,383
41,700	Ross Stores, Inc.	3,882,270
18,200	Target Corp.	1,460,732
39,300	Tiffany & Co.	4,148,115
22,670	Walgreens Boots Alliance, Inc.	1,434,331
26,800	Wal-Mart, Inc.	2,613,804
		18,266,733
	SEMICONDUCTORS - 4.5%
62,971	Analog Devices, Inc.	6,628,957
57,900	Texas Instruments, Inc.	6,141,453
		12,770,410
	SOFTWARE - 3.7%
89,410	Microsoft Corp.	10,545,015

	TRANSPORTATION - 0.8%
100	Norfolk Southern Corp.	18,689
19,710	United Parcel Service, Inc.	2,202,395
		2,221,084

	TOTAL COMMON STOCKS (Cost - $144,439,572)	202,163,452

Principal Amount
	ASSET BACKED SECURITIES - 7.2%
$300,000	Alinea CLO 2018-1 Ltd. 3 Month LIBOR + 1.65 (a) ^	4.411	7/20/2031	296,045
400,000	AMMC CLO XI Ltd. 3 Month LIBOR + 1.90 (a) ^	4.651	4/30/2031	381,932
300,000	AMMC CLO 21 Ltd. 3 Month LIBOR + 2.10 (a) ^	4.838	11/2/2030	290,733
250,000	Antares CLO 2018-1 Ltd. 3 Month LIBOR + 1.65 (a) ^	4.411	4/20/2031	249,994
250,000	Ares CLO LII Ltd. 3 Month LIBOR + 1.65 (a) ^	0.000	4/22/2031	250,000
300,000	Atrium XIV LLC 3 Month LIBOR + 1.45 (a) ^	4.229	8/23/2030	295,092
250,000	BCC Middle Market CLO 2018-1 LLC 3 Month LIBOR + 2.15 (a) ^	4.911	10/20/2030	248,476
150,000	Bellemeade RE 2018-1 Ltd. 1 Month LIBOR + 1.60 (a) ^	4.085	4/25/2028	150,608
250,000	Betony CLO-2 Ltd. 3 Month LIBOR + 1.08 (a) ^	3.831	4/30/2031	246,609
250,000	BlueMountain CLO 2014-2 Ltd. 3 Month LIBOR + 1.40 (a) ^	4.161	10/20/2030	244,306
200,000	BlueMountain Fuji US CLO II Ltd. 3 Month LIBOR + 2.15 (a) ^	4.911	10/20/2030	197,447
250,000	Carlyle Global Market Strategies CLO 2015-1 3 Month LIBOR + 2.20 (a) ^	4.987	10/15/2031	243,479
1,000,000	Carlyle Global Market Strategies CLO 2015-2 3 Month LIBOR + 0.78 (a) ^	3.545	4/27/2027	998,328
200,000	Carlyle Global Market Strategies CLO 2017-4 3 Month LIBOR + 2.80 (a) ^	5.587	1/15/2030	192,664
205,670	CIM Trust 2018-INV1 (a) ^	4.000	8/25/2048	208,656
260,000	CIM Trust 2019-INV1 (a) ^	4.000	2/25/2049	264,253
160,000	DBCG 2017-BBG Mortgage Trust 1 Month LIBOR + 0.70 (a) ^	3.184	6/15/2034	159,197
300,000	Dryden 50 Senior Loan Fund 3 Month LIBOR + 2.25 (a) ^	5.037	7/15/2030	297,669
300,000	Dryden 64 CLO Ltd. 3 Month LIBOR + 2.65 (a) ^	5.430	4/18/2031	287,306
250,000	Eleven Madison Trust 2015-11MD Mortgage Trust (a) ^	3.555	9/10/2035	258,088
250,000	Ellington CLO III Ltd. 3 Month LIBOR + 1.65 (a) ^	4.411	7/20/2030	248,169
22,124	Emerson Park CLO Ltd. 3 Month LIBOR + 0.98 (a) ^	3.767	7/15/2025	22,124
280,000	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 2.60 ^	5.086	5/25/2024	293,663
326,348	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 2.60 ^	5.086	5/25/2024	340,788
283,638	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 2.90 ^	5.385	7/25/2024	298,653
332,279	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 3.00 ^	5.486	7/25/2024	352,429
250,000	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 3.55 ^	6.036	7/25/2029	268,548
144,515	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 4.00 ^	6.486	5/25/2025	156,027
173,888	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 4.00 ^	6.486	5/25/2025	185,356
195,000	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 4.25 ^	6.735	1/25/2029	214,519
250,000	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 4.40 ^	6.886	1/25/2024	278,565
327,538	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 4.90 ^	7.386	11/25/2024	368,739
207,176	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 5.00 ^	7.486	7/25/2025	230,805
164,712	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 5.00 ^	7.486	7/25/2025	180,734
192,507	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 5.25 ^	7.736	10/25/2023	217,284
130,000	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 5.75 ^	8.236	7/25/2029	152,048
300,000	Flagship CLO 3 Month LIBOR + 0.85 (a) ^	3.629	1/16/2026	299,009
250,000	Flagship CLO 3 Month LIBOR + 3.05 (a) ^	5.829	1/16/2026	249,332
350,000	Freddie Mac - STACR 1 Month LIBOR + 3.25 ^	5.735	5/25/2025	385,629
294,834	Freddie Mac - STACR 1 Month LIBOR + 3.80 ^	6.285	3/25/2025	310,841
300,000	Freddie Mac - STACR 1 Month LIBOR + 3.90 ^	6.390	12/25/2027	324,434
423,556	Freddie Mac - STACR 1 Month LIBOR + 4.00 ^	6.486	8/25/2024	458,236
221,127	Freddie Mac - STACR 1 Month LIBOR + 4.15 ^	6.635	1/25/2025	236,310
250,000	Freddie Mac - STACR 1 Month LIBOR + 4.65 ^	7.135	10/25/2028	280,021
250,000	Freddie Mac - STACR 1 Month LIBOR + 4.70 ^	7.185	4/25/2028	288,462
250,000	Freddie Mac - STACR 1 Month LIBOR + 5.15 ^	7.635	11/25/2028	291,816
650,000	Freddie Mac - STACR 1 Month LIBOR + 5.15 ^	8.040	7/25/2028	763,859
200,000	Gilbert Park CLO Ltd. 3 Month LIBOR + 2.95 (a) ^	5.737	10/15/2030	196,159
250,000	Halcyon Loan Advisors Funding 2018-1 Ltd. 3 Month LIBOR + 1.80 (a) ^	4.561	7/20/2031	246,874
200,000	Hayfin Kingsland IX Ltd. 3 Month LIBOR + 1.80 (a) ^	4.565	4/28/2031	199,550
155,350	Invitation Homes Trust 2017-SFR2 1 Month LIBOR + 0.85 (a) ^	3.332	12/17/2036	154,669
500,000	LCM XXV Ltd. 3 Month LIBOR + 2.30 (a) ^	5.061	7/20/2030	497,449
918,000	Madison Park Funding XXVII Ltd. 3 Month LIBOR + 1.13 (a) ^	3.891	4/20/2030	893,880
195,929	Mill City Mortgage Loan Trust 2016-1 (a) ^	2.500	4/25/2057	192,961

210,000	Mill City Mortgage Loan Trust 2018-4 (a) ^	3.500	4/25/2066	211,766
300,000	Neuberger Berman CLO XXII Ltd. 3 Month LIBOR + 1.40 (a) ^	4.173	10/17/2030	297,069
649,000	Neuberger Berman Loan Advisers CLO 27 Ltd. 3 Month LIBOR + 1.10 (a) ^	3.887	1/15/2030	626,321
200,000	NZCG Funding Ltd. 3 Month LIBOR + 1.55 (a) ^	4.196	2/26/2031	196,632
250,000	Octagon Investment Partners 33 Ltd. 3 Month LIBOR + 1.85 (a) ^	4.637	7/15/2027	245,991
100,000	Octagon Investment Partners 33 Ltd. 3 Month LIBOR + 2.75 (a) ^	5.511	1/20/2031	95,108
500,000	Octagon Investment Partners 35 Ltd. 3 Month LIBOR + 1.10 (a) ^	3.861	1/20/2031	482,629
300,000	Octagon Investment Partners XXIII Ltd. 3 Month LIBOR + 1.50 (a) ^	4.261	1/20/2031	294,562
250,000	Race Point X CLO Ltd. 3 Month LIBOR + 1.65 (a) ^	4.421	7/25/2031	246,194
150,000	Radnor RE 2018-1 Ltd. 1 Month LIBOR + 1.40 (a) ^	3.886	3/25/2028	150,269
200,000	Strata CLO I Ltd. 3 Month LIBOR + 2.20 (a) ^	5.016	1/15/2031	199,172
100,000	TCI-Flatiron CLO 2017-1 Ltd. 3 Month LIBOR + 2.75 (a) ^	5.433	11/17/2030	95,210
195,602	Towd Point Mortgage Trust (a) ^	2.750	11/25/2060	194,056
218,878	Towd Point Mortgage Trust 2016-4 (a) ^	2.250	7/25/2056	214,242
155,392	Towd Point Mortgage Trust 2017-1 (a) ^	2.750	10/25/2056	151,514
209,381	Towd Point Mortgage Trust 2017-2 (a) ^	2.750	4/25/2057	204,651
142,320	Towd Point Mortgage Trust 2017-3 (a) ^	2.750	6/25/2057	139,295
112,166	Towd Point Mortgage Trust 2017-4 (a) ^	2.750	6/25/2057	109,854
250,000	Voya CLO 2014-1 Ltd. 3 Month LIBOR + 2.80 (a) ^	5.580	4/18/2031	239,343
	TOTAL ASSET BACKED SECURITIES (Cost - $20,451,300)			20,232,702

	CORPORATE BONDS - 7.3%
	AEROSPACE/DEFENSE - 0.2%
300,000	Lockheed Martin Corp.	4.700	5/15/2046	338,074
100,000	United Technologies Corp.	7.500	9/15/2029	131,234
				469,308
	AGRICULTURE - 0.1%
300,000	Reynolds American, Inc.	5.700	8/15/2035	311,249

	AUTO PARTS & EQUIPMENT - 0.1%
200,000	Aptiv Corp.	4.150	3/15/2024	206,176

	BANKS - 1.4%
300,000	Banca Monte Dei Paschi di Siena SpA	2.125	11/26/2025	342,174
500,000	Bank of America Corp.	3.500	4/19/2026	504,256
300,000	Barclays PLC	4.375	9/11/2024	299,457
500,000	Goldman Sachs Group, Inc. (The)	3.750	2/25/2026	501,691
200,000	HSBC Holdings PLC	4.300	3/8/2026	207,525
250,000	Industrial & Commercial Bank of China Ltd.	2.957	11/8/2022	247,836
100,000	Intesa Sanpaolo SpA (a)	6.500	2/24/2021	104,629
500,000	JPMorgan Chase & Co.	3.200	6/15/2026	496,759
500,000	Morgan Stanley	3.875	1/27/2026	511,226
200,000	Turkiye Vakiflar Bankasi TAO	2.375	5/4/2021	216,856
100,000	Wells Fargo & Co.	2.500	3/4/2021	99,515
500,000	Wells Fargo & Co.	3.000	4/22/2026	488,544
				4,020,468
	BIOTECHNOLOGY - 0.1%
200,000	Biogen, Inc.	5.200	9/15/2045	211,193

	CHEMICALS - 0.1%
200,000	SABIC Capital II BV (a)	4.500	10/10/2028	207,324

	COAL - 0.0% **
100,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (a)	7.500	6/15/2025	101,250

	COMPUTERS - 0.1%
200,000	West Corp. (a)	8.500	10/15/2025	172,000

	DIVERSIFIED FINANCIAL SERVICES - 0.2%
300,000	Capital One Financial Corp.	3.200	2/5/2025	293,687
200,000	Navient Corp.	6.750	6/25/2025	198,310
100,000	Tempo Acquisition LLC (a)	6.750	6/1/2025	100,750
				592,747

	ELECTRIC - 1.0%
200,000	Colbun SA (a)	3.950	10/11/2027	196,252
200,000	Dominion Energy, Inc.	3.900	10/1/2025	206,344
100,000	Duke Energy Carolinas LLC	6.100	6/1/2037	126,494
100,000	Duke Energy Indiana LLC	3.750	7/15/2020	101,423
200,000	EDP Finance BV (a)	3.625	7/15/2024	198,502
400,000	Electricite De France SA 10 Year Swap Rate + 3.709 (a) ^	5.250	1/29/2049	402,500
200,000	Israel Electric Corp. Ltd. (a)	4.250	8/14/2028	201,008
200,000	PacifiCorp.	6.100	8/1/2036	250,985
300,000	Southern Co. (The)	3.250	7/1/2026	293,839
300,000	State Grid Overseas Investment (a)	3.500	5/4/2027	300,579
100,000	Talen Energy Supply LLC (a)	9.500	7/15/2022	107,500
300,000	Three Gorges Finance Ltd. (a)	3.700	6/10/2025	306,114
				2,691,540
	ENTERTAINMENT - 0.0% **
100,000	Stars Group Holdings BV/Stars Group U.S. Co-Borrower LLC (a)	7.000	7/15/2026	104,250

	FOOD - 0.2%
300,000	Kraft Heinz Foods Co.	3.000	6/1/2026	279,631
300,000	Kroger Co. (The)	4.000	2/1/2024	309,857
				589,488
	FOOD SERVICE - 0.0% **
100,000	Aramark Services, Inc. (a)	5.000	2/1/2028	99,588

	HEALTHCARE-PRODUCTS - 0.1%
100,000	Avantor, Inc. (a)	6.000	10/1/2024	103,750
200,000	Edwards Lifesciences Corp.	4.300	6/15/2028	209,750
				313,500
	HEALTHCARE-SERVICES - 0.2%
100,000	Centene Corp. (a)	5.375	6/1/2026	104,375
100,000	CHS/Community Health Systems, Inc.	6.250	3/31/2023	94,090
200,000	Cigna Corp.	3.250	4/15/2025	198,236
35,000	Orlando Health Obligated Group	3.777	10/1/2028	35,911
				432,612
	INSURANCE - 0.3%
300,000	Liberty Mutual Group, Inc. (a)	4.569	2/1/2029	311,998
400,000	Teachers Insurance & Annuity Association of America (a)	4.900	9/15/2044	447,051
				759,049
	INTERNET - 0.2%
100,000	Amazon.com, Inc.	2.800	8/22/2024	100,175
200,000	Baidu, Inc.	4.375	5/14/2024	207,353
100,000	Symantec Corp. (a)	5.000	4/15/2025	100,149
200,000	Tencent Holdings Ltd. (a)	3.595	1/19/2028	197,325
				605,002
	LODGING - 0.0% **
100,000	Wynn Las Vegas Capital Corp. LLC (a)	5.250	5/15/2027	94,500

	MACHINERY - CONSTRUCTION AND MINING - 0.0% **
100,000	Vertiv Group Corp. (a)	9.250	10/15/2024	99,500

	MACHINERY - DIVERSIFIED - 0.1%
100,000	CNH Industrial NV	3.850	11/15/2027	95,794
100,000	Tennant Co.	5.625	5/1/2025	100,750
				196,544
	MEDIA - 0.2%
100,000	CCO Holdings LLC/CCO Holdings Capital Corp. (a)	5.125	5/1/2027	100,625
200,000	Comcast Corp.	3.150	2/15/2028	195,703
200,000	CSC Holdings LLC (a)	5.500	5/15/2026	205,560
				501,888

	MINING - 0.2%
100,000	First Quantum Minerals Ltd. (a)	7.250	4/1/2023	97,750
100,000	Freeport-McMoRan, Inc.	3.875	3/15/2023	98,561
200,000	Glencore Finance Canada Ltd. (a)	4.950	11/15/2021	207,906
100,000	Northwest Acquisitions ULC/Dominion Finco, Inc. (a)	7.125	11/1/2022	88,000
				492,217
	OIL & GAS - 0.5%
100,000	Anadarko Petroleum Corp.	6.450	9/15/2036	115,056
100,000	BP Capital Markets PLC	3.535	11/4/2024	102,930
100,000	Chevron Corp.	2.895	3/3/2024	101,144
400,000	CNOOC Finance 2015 USA LLC	3.500	5/5/2025	404,341
100,000	Harvest Operations Corp. (a)	4.200	6/1/2023	104,566
100,000	Shell International Finance Corp.	3.400	8/12/2023	102,803
400,000	Sinopec Group Overseas Development 2015 Ltd. (a)	3.250	4/28/2025	396,894
100,000	Sunoco LP/Sunoco Finance Corp.	4.875	1/15/2023	101,590
100,000	Total Capital International SA	3.750	4/10/2024	104,138
				1,533,462
	OIL & GAS SERVICES - 0.1%
200,000	Weatherford International Ltd.	8.250	6/15/2023	141,500

	PACKAGING & CONTAINERS - 0.2%
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (a)	6.000	2/15/2025	200,000
100,000	Broadway Holding Co. (a)	7.250	4/15/2025	96,437
100,000	OI European Group BV (a)	4.000	3/15/2023	98,125
100,000	Plastipak Holdings, Inc. (a)	6.250	10/15/2025	93,500
100,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (a)	7.000	7/15/2024	103,013
				591,075
	PHARMACEUTICALS - 0.3%
100,000	Allergan Funding SCS	4.550	3/15/2035	97,936
100,000	Bayer U.S. Finance II LLC (a)	4.375	12/15/2028	99,293
200,000	Bayer U.S. Finance LLC (a)	3.000	10/8/2021	198,363
100,000	Cigna Corp.	4.125	11/15/2025	103,498
100,000	CVS Health Corp.	4.300	3/25/2028	101,325
200,000	Endo DAC/Endo Finance Ltd. (a)	6.000	2/1/2025	144,656
				745,071
	PIPELINES - 0.3%
100,000	Cheniere Energy Partners LP	5.250	10/1/2025	102,250
100,000	Energy Transfer Equity LP	4.250	3/15/2023	102,597
100,000	Enterprise Products Operating LLC	4.450	2/15/2043	100,420
400,000	Sabine Pass Liquefacation LLC	5.000	3/15/2027	424,167
				729,434
	REAL ESTATE INVESTMENT TRUSTS - 0.3%
100,000	American Homes 4 Rent LP	4.250	2/15/2028	98,971
300,000	American Tower Corp.	4.400	2/15/2026	313,093
300,000	National Retail Properties, Inc.	4.300	10/15/2028	312,819
150,000	Prologis LP	3.750	11/1/2025	156,792
				881,675
	RETAIL - 0.3%
100,000	Beacon Roofing Supply, Inc. (a)	4.875	11/1/2025	94,500
300,000	Dollar Tree, Inc.	4.000	5/15/2025	303,256
300,000	Home Depot, Inc. (The)	2.125	9/15/2026	283,258
100,000	Party City Holdings, Inc. (a)	6.625	8/1/2026	99,500
130,000	PetSmart, Inc. (a)	7.125	3/15/2023	96,850
				877,364
	SEMICONDUCTORS - 0.0% **
100,000	Qorvo, Inc. (a)	5.500	7/15/2026	103,260

	SOFTWARE - 0.1%
100,000	Ascend Learning LLC (a)	6.875	8/1/2025	99,250
200,000	Fiserv, Inc.	3.850	6/1/2025	205,209
				304,459

	TELECOMMUNICATIONS - 0.3%
200,000	Juniper Networks, Inc.	4.350	6/15/2025	206,574
150,000	Sprint Corp.	7.125	6/15/2024	152,250
150,000	Telefonica Emisiones, S.A.U.	4.570	4/27/2023	158,079
300,000	Verizon Communications, Inc.	2.625	8/15/2026	286,093
				802,996
	TRANSPORTATION - 0.1%
200,000	FedEx Corp.	3.250	4/1/2026	199,016

	TRUCKING & LEASING - 0.0% **
100,000	DAE Funding LLC (a)	5.000	8/1/2024	101,250

	TOTAL CORPORATE BONDS (Cost $20,477,180)			20,281,955

	MUNICIPAL BOND - 0.0% **
90,000	San Jose Redevelopment Agency Successor Agency (Cost - $90,000)	3.226	8/1/2027	90,737

	TERM LOANS - 1.5%
77,764	Allegiant Air ^	0.000	1/29/2024	77,375
147,368	AMC Entertainment ^	4.322	12/15/2023	147,221
100,000	American Airlines, Inc, ^	3.980	6/27/2025	97,161
14,988	American Airlines, Inc. ^	4.277	10/10/2021	14,859
120,483	Aramark Corp.^	4.006	3/28/2024	119,391
75,035	Aristocrat Technologies ^	4.097	10/19/2024	73,555
85,290	Ascena Retail Group, Inc. ^	6.625	8/21/2022	74,442
148,489	Ashland LLC ^	0.000	5/17/2024	148,216
221,071	Avis Budget Car Rental ^	4.340	2/13/2025	216,644
148,500	Axalta Coating Systems ^	4.084	6/1/2024	145,470
196,500	Cablevision ^	4.408	7/17/2025	190,640
53,463	Caliber Collision ^	0.000	1/24/2026	53,476
17,300	Chemours, Inc. ^	3.850	4/3/2025	17,132
76,184	Commscope, Inc. ^	0.000	2/7/2026	76,057
2,948	Commscope, Inc. ^	4.093	12/29/2022	2,940
99,222	Eldorado Resorts, Inc. ^	4.438	4/17/2024	98,230
34,474	Endo Luxembourg Finance ^	6.500	4/29/2024	33,865
92,484	Felp TL B 1L USD Corp. ^	8.109	3/28/2022	90,248
100,000	Fieldwood Energy ^	7.492	4/11/2022	96,000
42,926	General Nutrition Centers, Inc. ^	9.100	12/31/2022	43,320
98,991	Go Daddy ^	4.492	2/15/2024	98,431
34,359	Harbor Freight Tools	4.593	8/19/2023	33,500
43,027	HCA, Inc. ^	0.000	3/18/2023	43,074
96,717	Hertz Corp.^	4.850	6/30/2023	95,309
136,839	Hilton Worldwide Finance LLC ^	3.966	10/25/2023	136,497
112,614	IMS ^	4.386	1/13/2025	112,391
245,614	JBS USA ^	4.862	10/30/2022	244,303
19,889	Jo-Ann Stores, Inc. ^	7.509	10/23/2023	19,790
39,600	Las Vegas Sands LLC ^	3.844	3/27/2025	38,960
7,709	Legal Zoom ^	0.000	11/21/2024	7,719
78,992	Live Nation Entertainment ^	3.875	10/31/2023	78,674
123,250	Mallinckrodt International ^	5.203	9/24/2024	114,684
245,291	Mediacom Illinios LLC ^	3.920	2/15/2024	242,221
148,742	Michaels Stores, Inc. ^	4.714	1/28/2023	145,518
28,569	MKS Instruments ^	0.000	2/1/2026	28,560
98,982	NRG Energy, Inc. ^	4.136	6/30/2023	97,985
59,060	Post Holdings, Inc. ^	4.100	5/24/2024	58,479
98,987	Sinclair Television Group ^	4.500	1/3/2024	98,063
81,485	Thor Industries ^	0.000	11/1/2025	77,538
20,049	Trans Union LLC ^	0.000	8/9/2022	19,977

94,144	United Rentals North America ^	4.052	10/31/2025	93,925
196,197	U.S. Renal Care, Inc. ^	6.636	11/16/2022	196,295
45,437	Valeant Pharmaceuticals International, Inc. ^	5.092	6/1/2025	45,112
19,000	Valeant Pharmaceuticals International, Inc. ^	5.129	6/1/2025	18,766
148,500	Yum! Brands ^	3.828	4/3/2025	147,696
	TOTAL TERM LOANS (Cost - $4,154,957)			4,109,709

	MORTGAGE BACKED SECURITIES - 5.6%
	FEDERAL HOME LOAN MORTGAGE CORP. - 2.1%
1,421,000	Freddie Mac +	4.00	11/15/2045	1,462,520
800,000	Freddie Mac +	4.50	7/15/2044	834,875
509,111	Freddie Mac Gold Pool	3.50	8/1/2047	516,336
1,703,013	Freddie Mac Gold Pool	3.50	3/1/2048	1,727,732
184,278	Freddie Mac Gold Pool	4.00	4/1/2048	190,276
1,205,235	Freddie Mac Gold Pool	4.00	8/1/2048	1,241,089
				5,972,828
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.1%
160,000	Fannie Mae +	3.50	2/25/2046	162,169
800,000	Fannie Mae +	4.50	8/25/2044	833,500
1,242,801	Fannie Mae Pool	3.00	9/1/2048	1,236,922
1,538,086	Fannie Mae Pool	3.00	11/1/2048	1,532,718
1,616,868	Fannie Mae Pool	3.50	9/1/2047	1,638,803
212,273	Fannie Mae Pool	3.50	3/1/2048	215,157
285,690	Fannie Mae Pool	3.50	4/1/2048	290,091
				5,909,360
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.4%
1,700,295	Ginnie Mae II Pool	4.50	9/20/2048	1,766,098
2,200,000	Ginnie Mae II Pool +	5.00	12/20/2040	2,297,969
				4,064,067

	TOTAL MORTGAGE BACKED SECURITIES (Cost - $15,848,461)			15,946,255

	COMMERCIAL MORTGAGE OBLIGATIONS - 0.1%
280,000	FREMF Mortgage Trust (a) ^ (Cost - $283,147)	3.992	12/25/2050	282,447

	SOVEREIGN DEBT - 0.2%
200,000	Export-Import Bank of China (The) (a)	3.63	7/31/2024	204,147
200,000	Export-Import Bank of India (a)	3.88	2/1/2028	197,511
300,000	Export-Import Bank of Korea	2.25	1/21/2020	298,927
	TOTAL SOVEREIGN DEBT (Cost - $706,063)			700,585

	U.S. TREASURY SECURITIES - 3.4%
805,000	United States Treasury Bond	2.250	8/15/2046	717,834
600,000	United States Treasury Bond	2.500	2/15/2045	566,109
825,000	United States Treasury Bond	2.500	2/15/2046	775,919
840,000	United States Treasury Bond	2.500	5/15/2046	789,502
150,000	United States Treasury Bond	2.750	8/15/2047	147,861
230,000	United States Treasury Bond	2.750	11/15/2047	226,685
385,000	United States Treasury Bond	2.875	5/15/2043	390,910
250,000	United States Treasury Bond	3.000	11/15/2044	259,238
150,000	United States Treasury Bond	3.000	8/15/2048	155,273
310,000	United States Treasury Bond	3.125	11/15/2041	329,750
100,000	United States Treasury Bond	3.125	5/15/2048	106,035
100,000	United States Treasury Bond	3.500	2/15/2039	113,309
498,001	United States Treasury Inflation Index Note	0.125	7/15/2022	495,358
583,009	United States Treasury Inflation Index Note	0.125	7/15/2024	575,666
2,050,000	United States Treasury Note	2.000	11/15/2026	2,000,111
350,000	United States Treasury Note	2.375	8/15/2024	351,764
500,000	United States Treasury Note	2.375	5/15/2027	500,508
1,100,000	United States Treasury Note	2.625	12/31/2025	1,121,141
	TOTAL U.S. TREASURY SECURITIES (Cost - $9,450,409)			9,622,973

Shares
	SHORT-TERM INVESTMENTS - 0.8%
	MONEY MARKET FUND - 0.8%
2,341,703	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class to yield 2.30% (b)	2,341,703
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,341,703)

	TOTAL INVESTMENTS - 97.7% (Cost - $218,242,792)	$275,772,518
	OTHER ASSETS LESS LIABILITIES - NET - 2.3%	6,405,812
	TOTAL NET ASSETS - 100.0%	$282,178,330

+	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.

*	Non-income producing security.

**	Represents less than 0.05%

^	Variable rate security. Interest Rates are subject to periodic change.

Benchmark	Rate
1 Month USD LIBOR	2.26%
3 Month USD LIBOR	2.40%
10 Year US Swap Rate	3.12%

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LP - Limited Partnership

REIT - Real Estate Investment Trust

(a)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2019, these securities amounted to $21,591,760 or 7.7% of net assets.

(b)	Money market rate shown represents the rate at March 31, 2019.

Global Atlantic Franklin Dividend & Income Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2019 (Unaudited)

					Unrealized
					Appreciation/
	Counterparty	Contracts	Expiration Date	Notional Value	(Depreciation)
SHORT FUTURES CONTRACTS
Euro Bund Future	Morgan Stanley	1	Jun-19	186,775	$(3,201)
Ultra 10 Year U.S. Treasury Note Future	Morgan Stanley	9	Jun-19	1,195,031	(23,203)
					(26,404)

LONG FUTURES CONTRACTS
Australian 10 Year Bond Future	Morgan Stanley	4	Jun-19	393,695	7,447
Canadian 10 Year Bond Future	Morgan Stanley	6	Jun-19	624,455	12,215
U.S. 2 Year Note Future	Morgan Stanley	33	Jun-19	7,032,094	18,750
U.S. 10 Year Note Future	Morgan Stanley	1	Jun-19	124,219	1,625
U.S. Long Bond Future	Morgan Stanley	17	Jun-19	2,544,156	64,211
U.S. Ultra Bond Future	Morgan Stanley	5	Jun-19	840,000	30,625
					134,873
NET UNREALIZED APPRECIATION OF FUTURES CONTRACTS					$108,469

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2019 (Unaudited)

INTEREST RATE SWAPS*

								Premiums
		Floating Rate	Pay/Receive		Expiration	Notional		Paid/	Unrealized
Counterparty	Floating Rate Index	as of 3/31/19	Floating Rate	Fixed Rate	Date	Amount	Value	(Received)	Appreciation
JP Morgan Chase	USA-CPI-U	251.989%	Receive	1.96%	8/31/2024	$900,000	$5,538	$—	$5,538
								$—	$5,538

CURRENCY SWAPS*

								Premiums
			Pay/Receive		Expiration	Notional		Paid/	Unrealized
Counterparty	Floating Rate Index		Floating Rate	Fixed Rate	Date	Amount	Value	(Received)	Appreciation
Citibank NA	USD - LIBOR - BBA	2.870%	Receive	2.50%	5/4/2021	$232,400	$14,981	$—	$14,981
								$—	$14,981

CREDIT DEFAULT SWAPS**

								Premiums	Unrealized
		Buy/Sell			Expiration	Notional		Paid/	Appreciation/
Counterparty	Index	Protection	Fixed Rate Received	Fixed Rate Paid	Date	Amount	Value	(Received)	(Depreciation)
JPMorgan	Ally Financial, Inc.	Buy	0.00%	5.00%	6/20/2024	350,000	$1,798	$49	$1,749
Citibank NA	DCDX.EM.30	Sell	1.00%	0.00%	12/20/2023	1,050,000	6,176	—	6,176
JPMorgan	Dish	Sell	5.00%	0.00%	6/20/2023	100,000	257	—	257
JPMorgan	Dish	Buy	0.00%	5.00%	6/20/2021	100,000	(1,332)	—	(1,332)
JPMorgan	Goldman Sachs	Sell	1.00%	0.00%	6/20/2024	350,000	(394)	(10)	(384)
Citibank NA	MCDX.NA.31	Sell	1.00%	0.00%	12/20/2023	1,050,000	4,697	(583)	5,280
JPMorgan	Morgan Stanley	Sell	1.00%	0.00%	6/20/2024	350,000	(257)	(10)	(247)
Citibank NA	Nabors Inds, Inc.	Buy	0.00%	1.00%	12/20/2021	170,000	697	—	697
Citibank NA	Nabors Inds, Inc.	Sell	1.00%	0.00%	12/20/2023	170,000	(2,303)	—	(2,303)
Barclays Bank PLC	Republic of Argentina	Sell	5.00%	0.00%	6/20/2023	105,000	(9,165)	—	(9,165)
Citibank NA	Republic of Argentina	Sell	5.00%	0.00%	12/20/2023	75,000	(3,765)	—	(3,765)
Citibank NA	Republic of Columbia	Sell	1.00%	0.00%	6/20/2024	380,000	353	(897)	1,250
Citibank NA	Republic of Indonesia	Sell	1.00%	0.00%	6/20/2024	355,000	1,552	(838)	2,390
JPMorgan	Republic of Italy	Buy	0.00%	1.00%	6/20/2023	170,000	3,844	—	3,844
JPMorgan	Republic of Italy	Sell	1.00%	0.00%	6/20/2023	170,000	6,382	—	6,382
Citibank NA	Republic of Turkey	Buy	0.00%	1.00%	12/20/2023	157,500	2,809	—	2,809
JPMorgan	United Mexican States	Sell	1.00%	0.00%	6/20/2024	360,000	1,740	(80)	1,820
								$(2,369)	$15,458

TOTAL RETURN SWAPS**

								Premiums
		Buy/Sell	Floating Rate		Expiration	Notional		Paid/	Unrealized
Counterparty	Index	Protection	Received	Floating Rate Paid	Date	Amount	Value	(Received)	Appreciation
Citibank NA/JPMorgan	iBoxx $ Liquid	Buy	0.00%	USD - LIBOR - BBA	6/20/2022	$1,200,000	$74,408	$—	$74,408
Citibank NA	iBoxx $ Liquid	Buy	0.00%	USD - LIBOR - BBA	9/20/2019	400,000	2,271	—	2,271
Citibank NA	iBoxx $ Liquid	Buy	0.00%	USD - LIBOR - BBA	9/20/2019	269,998	1,459	—	1,459
								$—	$78,138

Net unrealized appreciation on swap contracts								$—	$114,115

*	Pays at termination.

**	Pays quarterly.

Global Atlantic Franklin Dividend & Income Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2019 (Unaudited)

Schedule of Forward Foreign Currency Contracts

Settlement		Currency Units to				Unrealized Appreciation/
Date	Counterparty	Receive/Deliver		In Exchange For	U.S. $ Value	(Depreciation)
To Buy:
4/11/2019	Deutsche Bank	$7,750,000	PHP	$148,155	$147,591	$(564)
6/21/2019	Deutsche Bank	424,000	BRL	112,772	108,328	(4,444)
6/21/2019	JPMorgan	2,000,000,000	IDR	139,034	139,010	(24)
6/21/2019	JPMorgan	480,000,000	IDR	33,287	33,362	75
6/21/2019	Deutsche Bank	13,000,000	INR	179,583	185,717	6,134
6/21/2019	Deutsche Bank	4,170,000	INR	57,462	59,573	2,111
6/21/2019	Deutsche Bank	6,640,000	MXN	341,887	342,312	425
6/21/2019	Deutsche Bank	1,330,000	MXN	68,541	68,566	25
9/18/2019	Deutsche Bank	500,000	PLN	131,543	131,085	(458)
9/18/2019	JPMorgan	1,242,000	SEK	133,525	135,603	2,078
						5,358

To Sell:
4/11/2019	JPMorgan	293,000	AUD	207,677	208,170	(493)
4/11/2019	Citigroup NA	1,470,000	CNY	209,865	218,739	(8,874)
4/11/2019	Deutsche Bank	300,000	CNY	44,144	44,641	(497)
4/11/2019	JPMorgan	238,000,000	KRW	210,387	209,729	658
4/11/2019	Deutsche Bank	4,100,000	PHP	74,498	78,003	(3,505)
4/11/2019	Deutsche Bank	3,650,000	PHP	65,932	69,441	(3,509)
6/21/2019	Deutsche Bank	8,970,000	INR	127,669	128,145	(476)
6/21/2019	JPMorgan	4,170,000	INR	59,678	59,572	106
6/21/2019	Deutsche Bank	4,030,000	INR	57,621	57,572	49
9/18/2019	JPMorgan	220,000	CAD	164,619	165,332	(713)
9/18/2019	Deutsche Bank	40,000	CAD	29,924	30,060	(136)
9/18/2019	JPMorgan	458,000	EUR	522,908	521,654	1,254
						(16,136)

Net unrealized depreciation on forward foreign currency contracts						$(10,778)

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2019 (Unaudited)

Shares				Value
	EXCHANGE TRADED FUNDS - 45.4%
	DEBT FUNDS - 17.7%
29,400	iShares 7-10 Year Treasury Bond ETF			$3,136,098
25,057	iShares Short Maturity Bond ETF			1,258,864
13,750	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF			1,259,500
				5,654,462
	EQUITY FUNDS - 27.7%
10,736	iShares Core S&P 500 ETF			3,055,036
9,663	SPDR S&P 500 ETF Trust			2,729,604
11,737	Vanguard S&P 500 ETF			3,046,221
				8,830,861
	TOTAL EXCHANGE TRADED FUNDS (Cost $12,625,744)			14,485,323

Principal Amount		Coupon Rate (%)	Maturity
	U.S. TREASURY NOTE - 51.7%
$16,480,000	United States Treasury Note (Cost $15,871,657)	2.38	5/15/2027	16,496,738

Shares
	SHORT-TERM INVESTMENT - 0.5%
	MONEY MARKET FUND - 0.5%
157,621	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class to yield 2.30% (a) (Cost - $157,621)			157,621

	TOTAL INVESTMENTS - 97.6% (Cost - $28,655,022)			$31,139,682
	OTHER ASSETS LESS LIABILITIES - NET - 2.4%			771,838
	TOTAL NET ASSETS - 100.0%			$31,911,520

(a)	Money market rate shown represents the rate at March 31, 2019.

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2019 (Unaudited)

					Unrealized Appreciation/
	Counterparty	Contracts	Expiration Date	Notional Value	(Depreciation)
LONG FUTURES CONTRACTS
Euro Stoxx 50 Index Future	Credit Suisse	27	Jun-19	991,972	$12,172
FTSE 100 Index Future	Credit Suisse	21	Jun-19	1,973,359	19,694
Nikkei 225 Index Future	Credit Suisse	2	Jun-19	383,250	(6,200)
S&P Midcap 400 E-Mini Future	Credit Suisse	5	Jun-19	950,500	7,401
TOTAL UNREALIZED APPRECIATION OF FUTURES CONTRACTS					$33,067

Global Atlantic Growth Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 95.4%
	DEBT FUNDS - 16.0%
112,046	iShares 1-3 Year Treasury Bond ETF	$9,425,310
152,055	iShares Broad USD Investment Grade Corporate Bond ETF	8,405,600
355,583	iShares Core U.S. Aggregate Bond ETF	38,783,438
61,743	iShares Floating Rate Bond ETF	3,143,336
21,449	iShares iBoxx High Yield Corporate Bond ETF	1,854,695
39,769	iShares JP Morgan USD Emerging Markets Bond ETF	4,376,976
92,849	iShares Short-Term Corporate Bond ETF	4,904,284
		70,893,639
	EQUITY FUNDS - 79.4%
857,605	iShares Core MSCI EAFE ETF	52,116,656
144,973	iShares Core MSCI Emerging Markets ETF	7,496,554
695,938	iShares Core S&P 500 ETF	198,036,117
158,300	iShares Core S&P Mid-Cap ETF	29,982,020
353,296	iShares Core S&P Small-Cap ETF	27,256,787
48,568	iShares MSCI Japan ETF	2,657,641
222,310	iShares Russell 1000 ETF	34,971,586
		352,517,361
	TOTAL EXCHANGE TRADED FUNDS (Cost - $343,457,711)	423,411,000

	SHORT-TERM INVESTMENT - 0.0% *
	MONEY MARKET FUND - 0.0% *
2,778	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 2.3% (a) (Cost - $2,778)	2,778

	TOTAL INVESTMENTS - 95.4% (Cost - $343,460,489)	$423,413,778
	OTHER ASSETS LESS LIABILITIES - NET - 4.6%	20,519,636
	TOTAL NET ASSETS - 100.0%	$443,933,414

EAFE - Europe, Australasia, and the Far East

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

*	Represents less than 0.1%

(a)	Money market rate shown represents the rate at March 31, 2019.

Global Atlantic Growth Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

SHORT FUTURES CONTRACTS

	Number of				Unrealized
Description	Contracts	Expiration Date	Counterparty	Notional Amount	Appreciation
MSCI Emerging Markets Index Future	7	Jun-19	Credit Suisse	370,090	(4,915)
TOTAL UNREALIZED DEPRECIATION ON SHORT FUTURES CONTRACTS					$(4,915)

Global Atlantic Moderate Growth Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 95.2%
	DEBT FUNDS - 31.3%
75,309	iShares 1-3 Year Treasury Bond ETF	$6,334,993
93,829	iShares Broad USD Investment Grade Corporate Bond ETF	5,186,867
222,567	iShares Core U.S. Aggregate Bond ETF	24,275,383
39,373	iShares Floating Rate Bond ETF	2,004,480
13,522	iShares iBoxx High Yield Corporate Bond ETF	1,169,247
25,088	iShares JP Morgan USD Emerging Markets Bond ETF	2,761,185
48,516	iShares Short-Term Corporate Bond ETF	2,562,615
		44,294,770
	EQUITY FUNDS - 63.9%
144,033	iShares Core MSCI EAFE ETF	8,752,885
35,638	iShares Core MSCI Emerging Markets ETF	1,842,841
172,010	iShares Core S&P 500 ETF	48,947,166
44,523	iShares Core S&P Mid-Cap ETF	8,432,656
156,997	iShares Core S&P Small-Cap ETF	12,112,319
30,696	iShares MSCI Japan ETF	1,679,685
54,908	iShares Russell 1000 ETF	8,637,578
		90,405,130
	TOTAL EXCHANGE TRADED FUNDS (Cost - $114,103,722)	134,699,900

	SHORT-TERM INVESTMENT - 0.0% *
	MONEY MARKET FUND - 0.0% *
14,027	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 2.3% (a) (Cost - $14,027)	14,027

	TOTAL INVESTMENTS - 95.2% (Cost - $114,117,749)	$134,713,927
	OTHER ASSETS LESS LIABILITIES - NET - 4.8%	6,798,751
	TOTAL NET ASSETS - 100.0%	$141,512,678

EAFE - Europe, Australasia, and the Far East

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

*	Represents less than 0.1%

(a)	Money market rate shown represents the rate at March 31, 2019.

Global Atlantic PIMCO Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2019 (Unaudited)

Shares				Value
	EXCHANGE TRADED FUNDS - 30.1%
	EQUITY FUNDS - 30.1%
60,810	iShares MSCI EAFE ETF			$3,944,137
13,974	SPDR S&P 500 ETF Trust			3,947,376
	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,377,225)			7,891,513

Principal
Amount		Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES - 5.8%
$186,984	AAMES Mortgage Investment Trust 2006-1 1 Month LIBOR + 0.48 (b)	2.97	4/25/2036	164,752
12,107	ACE Securities Corp. Home Equity Loan Trust Series 2002-HE2 1 Month LIBOR + 1.28 (b)	3.76	8/25/2032	11,976
16,689	ACE Securities Corp. Home Equity Loan Trust Series 2006-OP1 1 Month LIBOR + 0.15 (b)	2.64	4/25/2036	16,513
25,130	Alternative Loan Trust 2005-J12 1 Month LIBOR + 0.54 (b)	3.03	8/25/2035	17,214
16,331	Alternative Loan Trust 2006-OA9 1 Month LIBOR + 0.21 (b)	2.70	7/20/2046	11,559
28,548	American Home Mortgage Assets Trust 2006-2 1 Month LIBOR + 0.19 (b)	2.68	9/25/2046	25,958
103,569	Avery Point IV CLO Ltd. 3 Month LIBOR + 1.12 (a,b)	3.90	1/18/2025	103,607
11,955	Bear Stearns ALT-A Trust 2005-8 (b)	4.46	10/25/2035	11,267
14,374	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-3 1 Month LIBOR + 0.25 (a,b)	2.74	8/25/2035	13,784
14,717	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-4 1 Month LIBOR + 0.23 (a,b)	2.72	10/25/2035	13,949
100,000	Citigroup Commerical Mortgage Trust 2019-SMRT (a)	4.15	1/10/2024	105,048
28,858	Citigroup Mortgage Loan Trust 2007-AMC1 1 Month LIBOR + 0.16 (a,b)	2.65	12/25/2036	19,021
16,119	Countrywide Asset-Backed Certificates 1 Month LIBOR + 0.13 (b)	2.62	12/25/2036	14,882
23,516	Countrywide Asset-Backed Certificates 1 Month LIBOR + 0.14 (b)	2.63	6/25/2047	19,307
63,119	Countrywide Asset-Backed Certificates 1 Month LIBOR + 0.15 (b)	2.64	5/25/2037	61,350
139,302	Countrywide Asset-Backed Certificates 1 Month LIBOR + 0.37 (b)	2.86	4/25/2036	135,137
8,771	Credit Suisse First Boston Mortgage Securities Corp.	4.50	7/25/2020	8,693
11,112	CWABS Asset-Backed Certificates Trust 2006-17 1 Month LIBOR + 0.15 (b)	2.64	3/25/2047	10,596
28,786	FBR Securitization Trust 1 Month LIBOR + 0.68 (b)	3.17	10/25/2035	28,278
30,641	Great Hall Mortgages No 1 PLC 3 Month LIBOR + 0.13 (a,b)	2.74	6/18/2039	29,977
25,191	GreenPoint Mortgage Funding Trust 2006-AR2 12 MTA + 2.00 (b)	4.40	3/25/2036	25,560
20,411	GSAMP Trust 2006-HE4 1 Month LIBOR + 0.14 (b)	2.63	6/25/2036	19,561
11,328	GSR Mortgage Loan Trust 2005-AR6 (b)	4.52	9/25/2035	11,359
10,607	Impac CMB Trust Series 2005-8 1 Month LIBOR + 0.70 (b)	3.19	2/25/2036	10,164
17,554	IndyMac INDX Mortgage Loan Trust 2006-AR4 1 Month LIBOR + 0.21 (b)	2.70	5/25/2046	16,590
2,074	JP Morgan Mortgage Trust 2006-S2	5.88	6/25/2021	2,050
7,792	Long Beach Mortgage Loan Trust 2004-2 1 Month LIBOR + 1.62 (b)	4.11	6/25/2034	7,715
25,448	Long Beach Mortgage Loan Trust 2005-3 1 Month LIBOR + 0.52 (b)	3.01	8/25/2045	24,465
29,214	Long Beach Mortgage Loan Trust 2006-7 1 Month LIBOR + 0.16 (b)	2.64	8/25/2036	18,057
2,529	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 1 Month LIBOR + 0.25 (b)	2.74	11/25/2035	2,522
11,179	MortgageIT Trust 2005-4 1 Month LIBOR + 0.28 (b)	2.77	10/25/2035	10,881
18,722	RASC Series 2004-KS10 Trust 1 Month LIBOR + 1.73 (b)	4.21	11/25/2034	18,760
11,493	Reperforming Loan REMIC Trust 2006-R1 1 Month LIBOR + 0.34 (a,b)	2.83	1/25/2036	10,768
38,706	SLC Student Loan Trust 2006-2 3 Month LIBOR + 0.10 (b)	2.71	9/15/2026	38,656
15,549	SLM Student Loan Trust 2005-3 3 Month LIBOR + 0.09 (b)	2.86	10/25/2024	15,533
17,139	Soundview Home Loan Trust 2007-WMC1 1 Month LIBOR + 0.11 (b)	2.60	2/25/2037	6,812
6,863	Structured Adjustable Rate Mortgage Loan Trust (b)	4.50	9/25/2034	6,831
7,273	Structured Adjustable Rate Mortgage Loan Trust (b)	4.57	2/25/2034	7,258
11,083	Structured Adjustable Rate Mortgage Loan Trust Series 2005-19XS 1 Month LIBOR + 0.30 (b)	2.79	10/25/2035	11,025
6,633	Structured Asset Investment Loan Trust 2004-7 1 Month LIBOR + 1.05 (b)	3.54	8/25/2034	6,392
19,183	Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC2 1 Month LIBOR + 0.15 (b)	2.64	9/25/2036	17,744
300,000	Towd Point Mortgage Funding 2019 - Granite4 PLC 3 Month GBP LIBOR + 1.025 (a,b)	0.00	10/20/2051	390,915
17,515	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 Trust (b)	3.30	4/25/2037	15,467
	TOTAL ASSET BACKED SECURUTIES (Cost - $1,500,051)			1,517,953

	CERTIFICATE OF DEPOSIT - 0.4%
100,000	Lloyds Bank Corpoarte Markets PLC 3 Month LIBOR + 0.50 (b) (Cost - $100,000)	3.30	10/26/2020	100,000

	CORPORATE BONDS - 12.7%
	AEROSPACE/DEFENSE - 0.2%
50,000	Rockwell Collins, Inc.	3.50	3/15/2027	49,369

	AGRICULTURE - 0.0% *
10,000	Reynolds American, Inc.	5.85	8/15/2045	10,264

	AIRLINES - 0.2%
41,550	Spirit Airlines Pass Through Trust 2015-1A	4.10	4/1/2028	42,368

	AUTO MANUFACTURERS - 0.4%
100,000	Nissan Motor Acceptance Corp. 3 Month LIBOR + 0.89 (a,b)	3.69	1/13/2022	99,200

	BANKS - 6.2%
100,000	Bank of America Corp. 3 Month LIBOR + 1.09 (b)	3.09	10/1/2025	99,171
11,000	Bank of America Corp. 3 Month LIBOR + 1.04 (b)	3.42	12/20/2028	10,756
14,000	Bank of America Corp.	4.00	4/1/2024	14,603
200,000	Barclays PLC 3 Month LIBOR + 1.40	4.61	2/15/2023	204,125
50,000	Citigroup, Inc.	2.65	10/26/2020	49,875
50,000	Deutsche Bank AG 3 Month LIBOR + 1.91(b)	4.61	5/10/2019	50,055
200,000	Development Bank of Japan, Inc. (a)	1.63	9/1/2021	195,556
10,000	Goldman Sachs Group, Inc. (The)	3.75	5/22/2025	10,102
100,000	Goldman Sachs Group, Inc. (The) 3 Month LIBOR + 1.11(b)	3.87	4/26/2022	100,536
15,000	Goldman Sachs Group, Inc. (The)	6.00	6/15/2020	15,557
35,000	JPMorgan Chase & Co.	3.13	1/23/2025	35,026
50,000	JPMorgan Chase & Co.	3.90	7/15/2025	51,950
100,000	Mitsubishi UFJ Financial Group, Inc.	3.41	3/7/2024	101,816
100,000	Morgan Stanley 3 Month LIBOR + 1.22 (b)	3.96	5/8/2024	100,748
200,000	Santander UK PLC 3 Month LIBOR + 0.66 (b)	3.34	11/15/2021	199,920
100,000	Sumitomo Mitsui Financial Group, Inc. 3 Month LIBOR + 0.80 (b)	3.58	10/16/2023	100,000
200,000	UBS Group Funding Switzerland AG (a)	2.65	2/1/2022	198,207
100,000	Wells Fargo & Co. 3 Month LIBOR + 1.23 (b)	3.97	10/31/2023	101,602
				1,639,605
	COMPUTERS - 0.4%
100,000	Dell International LLC / EMC Corp. (a)	5.30	10/1/2029	100,878

	DIVERSIFIED FINANCIAL SERVICES - 0.4%
100,000	ORIX Corp.	4.05	1/16/2024	103,138

	ELECTRIC - 0.1%
30,000	Duke Energy Corp.	3.05	8/15/2022	30,239

	MEDIA - 0.4%
100,000	Charter Communications Operating LLC / Charter Communications Operating Capital	3.75	2/15/2028	96,388

	PHARMACEUTICALS - 1.3%
50,000	AbbVie, Inc.	2.85	5/14/2023	49,455
100,000	Bayer U.S. Finance II LLC (a)	2.75	7/15/2021	98,327
100,000	Shire Acquisitions Investments Ireland DAC	1.90	9/23/2019	99,568
100,000	Shire Acquisitions Investments Ireland DAC	2.40	9/23/2021	98,766
				346,116
	PIPELINES - 0.9%
23,000	Energy Transfer LP / Regency Energy Finance Corp.	4.50	11/1/2023	23,961
100,000	ONEOK, Inc.	4.35	3/15/2029	101,758
100,000	Sabine Pass Liquefaction LLC	5.75	5/15/2024	110,203
				235,922
	REGIONAL - 0.7%
200,000	Japan Finance Organization for Municipalities (a)	2.13	10/25/2023	194,740

	REAL ESTATE INVESTMENT TRUSTS - 1.4%
100,000	American Tower Corp.	2.25	1/15/2022	98,474
25,000	Digital Realty Trust LP	3.95	7/1/2022	25,652
30,000	Duke Realty LP	3.88	2/15/2021	30,461
10,000	Host Hotels & Resorts LP	4.00	6/15/2025	9,954
100,000	Hudson Pacific Properties LP	4.65	4/1/2029	101,872
100,000	Ventas Realty LP	4.88	4/15/2049	104,389
				370,802
	SEMICONDUCTORS - 0.0% *
100,000	Broadcom, Inc. (a)	3.13	4/15/2021	—

	TELECOMMUNICATIONS - 0.1%
30,000	AT&T, Inc.	4.10	2/15/2028	30,331
	TOTAL CORPORATE BONDS (Cost - $3,426,827)			3,349,360

	MORTGAGE BACKED SECURITIES - 23.2%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.2%
300,000	Fannie Mae TBA +	3.00	10/25/2046	298,547
4,700,000	Fannie Mae TBA +	3.50	2/25/2046	4,763,704
800,000	Fannie Mae TBA +	4.00	11/25/2045	822,750
200,000	Fannie Mae TBA +	4.50	8/25/2044	208,375
	TOTAL MORTGAGE BACKED SECURITIES (Cost - $6,033,642)			6,093,376

	COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%
	AGENCY COLLATERAL - 1.0%
3,429	Government National Mortgage Association 1 Month LIBOR + 0.50 (b)	3.01	3/20/2065	3,427
78,204	Government National Mortgage Association 1 Month LIBOR + 0.60 (b)	3.11	5/20/2065	79,220
80,148	Government National Mortgage Association 1 Month LIBOR + 0.62 (b)	3.13	8/20/2065	81,319
9,674	Government National Mortgage Association 1 Month LIBOR + 0.70 (b)	3.21	10/20/2065	9,698
78,648	Government National Mortgage Association 1 Month LIBOR + 1.00 (b)	3.51	12/20/2065	81,021
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $249,931)			254,685

	COMMERCIAL MORTGAGE BACKED SECURITIES - 0.1%
41,546	Freddie Mac Multifamily Structured Pass Through Certificates 1 Month LIBOR + 0.70 (b) (Cost - $41,546)	3.19	9/25/2022	41,572

	U.S. TREASURY SECURITIES - 49.0%
100,000	United States Treasury Inflation Indexed Bond	1.00	2/15/2048	104,160
400,000	United States Treasury Inflation Indexed Note	0.50	1/15/2028	407,113
150,000	United States Treasury Inflation Indexed Note	0.63	1/15/2026	160,677
100,000	United States Treasury Inflation Indexed Note	0.75	7/15/2028	102,479
100,000	United States Treasury Inflation Indexed Note	2.38	1/15/2027	142,683
480,000	United States Treasury Bond	2.63	2/15/2029	488,813
550,000	United States Treasury Bond	6.25	5/15/2030	752,941
230,000	United States Treasury Bond	4.25	5/15/2039	287,554
100,000	United States Treasury Bond	4.50	8/15/2039	129,113
340,000	United States Treasury Bond	4.25	11/15/2040	425,837
100,000	United States Treasury Bond	4.38	5/15/2041	127,535
100,000	United States Treasury Bond	3.38	5/15/2044	110,535
400,000	United States Treasury Bond	3.13	8/15/2044	423,984
500,000	United States Treasury Bond	3.00	5/15/2045	518,770
100,000	United States Treasury Bond	2.88	11/15/2046	101,242
100,000	United States Treasury Bond	2.75	8/15/2047	98,574
50,000	United States Treasury Bond	2.75	11/15/2047	49,279
170,000	United States Treasury Bond	3.13	5/15/2048	180,260
70,000	United States Treasury Bond	3.38	11/15/2048	77,905
700,000	United States Treasury Note	1.13	8/31/2021	681,352
100,000	United States Treasury Note	2.00	12/31/2021	99,383
1,500,000	United States Treasury Note	1.88	3/31/2022	1,484,883
500,000	United States Treasury Note	1.88	4/30/2022	494,609
100,000	United States Treasury Note	1.88	7/31/2022	98,840
100,000	United States Treasury Note	1.88	9/30/2022	98,813
200,000	United States Treasury Note	2.13	12/31/2022	199,180
400,000	United States Treasury Note	2.50	8/15/2023	404,281
200,000	United States Treasury Note	2.63	12/31/2023	203,398
500,000	United States Treasury Note	2.13	3/31/2024	497,227
400,000	United States Treasury Note	2.00	6/30/2024	394,750
110,000	United States Treasury Note	2.13	5/15/2025	108,853
100,000	United States Treasury Note	1.63	5/15/2026	95,387
500,000	United States Treasury Note	2.00	11/15/2026	487,832
150,000	United States Treasury Note	2.25	2/15/2027	148,846
2,700,000	United States Treasury Note	2.25	8/15/2027	2,674,160
	TOTAL U.S. TREASURY SECURITIES (Cost - $12,722,056)			12,861,248

Contracts		Counterparty	Notional Value
	PURCHASED OPTIONS ON FUTURES - 0.0% *
1	US 5YR Future, June 2019, Put @ $108.50	Morgan Stanley	108,500	—
10	US 5YR Future, June 2019, Put @ $108.75	Morgan Stanley	1,087,500	—
4	US 10YR Future, June 2019, Put @ $138.00	Morgan Stanley	552,000	63
2	US Long Bond Future, June 2019, Put @ $183.00	Morgan Stanley	366,000	—
4	US Long Bond Future, June 2019, Put @ $188.00	Morgan Stanley	752,000	—
3	US Long Bond Future, June 2019, Put @ $189.00	Morgan Stanley	567,000	—
2	US Ultra Bond Future, June 2019, Put @ $111.00	Morgan Stanley	222,000	—
	TOTAL PURCHASED OPTIONS ON FUTURES (Cost - $224)			63

Shares
	SHORT-TERM INVESTMENTS - 9.2%
	MONEY MARKET FUND - 2.7%
723,037	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class to yield 2.30% (c)			723,037

Principal
Amount		Coupon Rate (%)	Maturity
	U.S. TREASURY BILLS - 6.5%
$200,000	United States Treasury Bill (d)	0.00	4/9/2019	199,894
600,000	United States Treasury Bill (d)	0.00	4/16/2019	599,396
500,000	United States Treasury Bill (d)	0.00	5/14/2019	498,562
400,000	United States Treasury Bill (d)	0.00	6/27/2019	397,731
				1,695,583

	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,418,587)			2,418,620

	TOTAL INVESTMENTS - 131.5% (Cost - $32,870,089)			$34,528,390
	OTHER ASSETS LESS LIABILITIES - NET - (31.5)%			(8,274,626)
	TOTAL NET ASSETS - 100.0%			$26,253,764

TBA - To Be Announced Security

*	Represents less than 0.05%.

+	All or a portion of these TBAs are subject to dollar-roll transactions.

(a)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2019, these securities amounted to $1,673,859 or 6.4% of net assets.

(b)	Variable Rate Security - interest rate subject to periodic change.

Benchmark	Rate
1 Month USD LIBOR	2.49%
3 Month EUR EURIBOR	-0.31%
3 Month USD LIBOR	2.60%

(c)	Money market rate shown represents the rate at March 31, 2019.

(d)	Zero coupon.

Principal
Amount		Coupon Rate (%)	Maturity
	SECURITIES SOLD SHORT - (0.2)%
	U.S. TREASURY SECURITIES - (0.2)%
$25,000	United States Treasury Bond	2.75	11/15/2047	$24,640
30,000	United States Treasury Bond	3.13	5/15/2048	31,810
	TOTAL U.S. TREASURY SECURITIES (Proceeds - $53,914)			56,450

Global Atlantic PIMCO Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2019 (Unaudited)

	Number of				Unrealized Appreciation/
Description	Contracts	Expiration Date	Counterparty	Notional Amount	(Depreciation)
SHORT FUTURES CONTRACTS
90 Day Euro Future	12	June-20	Goldman Sachs	$2,933,250	$(26,661)
90 Day Euro Future	32	December-20	Goldman Sachs	7,828,400	(81,318)
Euro-Oat Future	1	June-19	Goldman Sachs	182,654	(4,826)
U.S. 10 Year Note Future	4	June-19	Goldman Sachs	496,875	(7,937)
U.S. 10 Year Ultra Future	4	June-19	Goldman Sachs	531,125	(10,114)
U.S. Long Bond (CBT) Future	8	June-19	Goldman Sachs	1,197,250	(27,497)
					(158,353)
LONG FUTURES CONTRACTS
90 Day Euro Future	12	June-19	Goldman Sachs	2,923,650	13,059
90 Day Euro Future	32	December-19	Goldman Sachs	7,805,600	56,617
S&P 500 E-Mini Future	83	June-19	Credit Suisse	11,776,870	243,307
U.S. Ultra Bond (CBT) Future	2	June-19	Goldman Sachs	336,000	11,031
					324,014
TOTAL NET UNREALIZED APPRECIATION OF FUTURES CONTRACTS					$165,661

Global Atlantic PIMCO Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2019 (Unaudited

INTEREST RATE SWAPS

							Premiums	Unrealized
		Pay/Receive		Expiration	Notional		Paid/	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Date	Amount	Value	(Received)	(Depreciation)
Goldman Sachs & Co.	6 Month JPY - LIBOR**	Receive	0.75%	3/20/2038	$20,000,000	$(15,428)	$—	$(15,428)
Goldman Sachs & Co.	3 Month USD - LIBOR*	Receive	1.25%	6/21/2021	300,000	(1,788)	—	(1,788)
Goldman Sachs & Co.	3 Month USD - LIBOR*	Receive	1.50%	6/21/2027	200,000	(518)	—	(518)
Goldman Sachs & Co.	6 Month GBP - LIBOR**	Receive	1.50%	3/20/2029	400,000	(10,715)	—	(10,715)
Goldman Sachs & Co.	3 Month USD - LIBOR*	Receive	2.00%	12/16/2020	100,000	2,502	—	2,502
Goldman Sachs & Co.	6 Month GBP - LIBOR**	Receive	2.05%	2/1/2037	200,000	(12,416)	—	(12,416)
Goldman Sachs & Co.	6 Month EUR - EURIBOR**	Pay	2.05%	2/3/2037	200,000	11,940	—	11,940
Goldman Sachs & Co.	3 Month USD - LIBOR*	Receive	2.25%	6/20/2028	3,300,000	(161,249)	—	(161,249)
Goldman Sachs & Co.	3 Month USD - LIBOR*	Receive	2.25%	12/21/2046	200,000	30,050	—	30,050
Goldman Sachs & Co.	3 Month USD - LIBOR*	Receive	2.50%	12/20/2027	100,000	(3,334)	—	(3,334)
Goldman Sachs & Co.	3 Month USD - LIBOR*	Receive	2.50%	6/15/2046	100,000	6,055	—	6,055
							$—	$(154,901)

CREDIT DEFAULT SWAPS*

								Premiums
		Buy/Sell	Fixed Rate	Fixed Rate	Expiration	Notional		Paid/	Unrealized
Counterparty	Index	Protection	Received	Paid	Date	Amount	Value	(Received)	Appreciation
Goldman Sachs & Co.	North American High Yield CDX Index@	Sell	5.00%	—	6/20/2024	$200,000	$830	—	$830
Goldman Sachs & Co.	North American Investment Grade CDX Index^	Sell	1.00%	—	12/20/2023	4,600,000	10,527	—	10,527
								$—	$11,357

Net unrealized depreciation on swaps								$—	$(143,544)

*	Pays quarterly.

**	Pays semiannually.

^	The underlying holdings of this index can be found at http://www.markit.com/Company/Files/DownloadFiles?CMSID=ff16085178774126aede3297226c2791.

@	The underlying holdings of this index can be found at http://www.markit.com/Company/Files/DownloadFiles?CMSID=fbc6c74ebd4e4969830db027c704eb52.

Benchmark	Rate
3 Month USD LIBOR	2.60%
3 Month GBP LIBOR	0.84%
6 Month GBP LIBOR	0.95%
6 Month EUR EURIBOR	-0.23%
6 Month JPY LIBOR	0.00%

Global Atlantic PIMCO Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2019 (Unaudited)

Forward Foreign Currency Contracts

		Currency Units to				Unrealized Appreciation/
Settlement Date	Counterparty	Receive		In Exchange For		(Depreciation)
4/2/2019	Morgan Stanley	65,000	EUR	74,152	USD	$(1,167)
4/2/2019	Morgan Stanley	46,000	GBP	61,007	USD	(1,067)
4/2/2019	Morgan Stanley	11,830	USD	9,000	GBP	102
4/2/2019	Morgan Stanley	11,874	USD	9,000	GBP	146
4/15/2019	Morgan Stanley	1,549,000	MXN	79,784	USD	(94)
4/15/2019	Morgan Stanley	80,360	USD	1,549,000	MXN	670
5/15/2019	Morgan Stanley	7,286	USD	800,000	JPY	33
6/11/2019	Morgan Stanley	46,916,160	COP	14,929	USD	(257)
6/19/2019	Morgan Stanley	237,608,000	IDR	16,574	USD	(55)
6/19/2019	Morgan Stanley	1,135,712	INR	15,838	USD	390
NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$(1,299)

COP - Colombian Peso	INR - Indian Rupee

EUR - Euro	MXN - Mexican Peso

GBP - British Pound	RUB - Russian Ruble

IDR - Indonesian Rupiah

Global Atlantic Select Advisor Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 17.1%
	DEBT FUNDS - 6.6%
142,349	iShares Short-Term Corporate Bond ETF	$7,518,874

	EQUITY FUNDS - 10.5%
62,705	iShares Core MSCI Emerging Markets ETF	3,242,475
43,887	iShares MSCI EAFE Value ETF	2,145,197
14,309	iShares Russell 1000 Growth ETF	2,165,810
28,287	iShares Russell 2000 ETF	4,330,457
		11,883,939
	TOTAL EXCHANGE TRADED FUNDS (Cost - $17,568,342)	19,402,813

	VARIABLE INSURANCE TRUSTS - 76.6%
	DEBT FUND - 17.1%
1,473,353	MFS Total Return Bond Series - Initial Class	19,345,130

	EQUITY FUNDS - 59.5%
294,925	American Century VP Mid Cap Value - Investor Class	5,417,780
931,360	American Century VP Value Fund - Class I	9,714,088
115,197	Invesco VI International Growth Fund - Class I	4,339,455
273,063	MFS Growth Series - Initial Class	15,146,801
84,727	MFS VIT II Blended Research Core Equity Portfolio - Initial Class	4,316,846
421,440	MFS VIT II International Value Portfolio - Initial Class	11,829,834
332,826	MFS VIT Mid Cap Growth Series - Initial Class	3,265,025
576,927	Putnam VT Equity Income - Class IA	13,430,867
		67,460,696
	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $76,379,712)	86,805,826

	SHORT-TERM INVESTMENT - 0.0% *
	MONEY MARKET FUND - 0.0% *
39,440	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 2.3% (a) (Cost - $39,440)	39,440

	TOTAL INVESTMENTS - 93.7% (Cost - $93,987,494)	$106,248,079
	OTHER ASSETS LESS LIABILITIES - NET - 6.3%	7,140,423
	TOTAL NET ASSETS - 100.0%	$113,388,502

EAFE - Europe, Australasia, and the Far East

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

*	Represents less than 0.1%

(a)	Money market rate shown represents the rate at March 31, 2019.

Global Atlantic Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	COMMON STOCK - 62.3%
	AEROSPACE/DEFENSE - 2.3%
9,260	Boeing Co. (The)	$3,531,949
9,845	Harris Corp.	1,572,345
10,562	Lockheed Martin Corp.	3,170,290
10,829	Raytheon Co.	1,971,744
		10,246,328
	AGRICULTURE - 0.6%
32,609	Philip Morris International, Inc.	2,882,310

	AIRLINES - 0.2%
48,933	JetBlue Airways Corp.*	800,544

	APPAREL - 0.8%
25,716	NIKE, Inc.	2,165,544
29,632	Under Armour, Inc. - Cl. A*	626,420
39,978	Under Armour, Inc. - Cl. C*	754,385
		3,546,349
	BANKS - 2.2%
278,172	Bank of America Corp.	7,674,765
10,412	Northern Trust Corp.	941,349
4,972	SVB Financial Group*	1,105,574
		9,721,688
	BEVERAGES - 1.3%
98,338	Coca-Cola Co. (The)	4,608,119
21,510	Monster Beverage Corp.*	1,174,016
		5,782,135
	BIOTECHNOLOGY - 0.8%
4,100	Alder Biopharmaceuticals, Inc.*	55,965
1,380	Alnylam Pharmaceuticals, Inc.*	128,961
4,581	Arcus Biosciences, Inc.*	57,217
3,036	Assembly Biosciences, Inc.*	59,779
3,464	Audentes Therapeutics, Inc.*	135,165
1,100	Biogen, Inc.*	260,018
10,116	Biohaven Pharmaceutical Holding Co. Ltd.*	520,671
2,408	Bluebird Bio, Inc.*	378,851
3,100	Calithera Biosciences, Inc.*	20,894
4,400	CytomX Therapeutics, Inc.*	47,300
9,756	Forty Seven, Inc.*	157,657
7,464	GlycoMimetics, Inc.*	93,001
2,656	Incyte Corp.*	228,443
11,133	Karyopharm Therapeutics, Inc.*	65,017
2,500	Medicines Co. (The)*	69,875
2,668	Neon Therapeutics, Inc.*	17,235
4,524	Radius Health, Inc.*	90,209
15,838	Rigel Pharmaceuticals, Inc.*	40,704
6,413	Seattle Genetics, Inc.*	469,688
11,684	Syndax Pharmaceuticals, Inc.*	61,341
2,739	Vertex Pharmaceuticals, Inc.*	503,839
		3,461,830
	BUILDING MATERIALS - 0.1%
308	Martin Marietta Materials, Inc.	61,963
2,038	Vulcan Materials Co.	241,299
		303,262

Global Atlantic Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Value
	CHEMICALS - 1.3%
16,529	Cabot Corp.	$688,102
6,714	Celanese Corp.	662,068
14,561	DowDuPont, Inc.	776,247
10,135	FMC Corp.	778,571
7,097	Linde PLC	1,248,575
12,298	PPG Industries, Inc.	1,388,075
		5,541,638
	COMMERCIAL SERVICES - 2.2%
3,631	Equifax, Inc.	430,274
6,614	FleetCor Technologies, Inc.*	1,630,946
17,058	Global Payments, Inc.	2,328,758
26,058	IHS Markit Ltd.*	1,417,034
17,107	PayPal Holdings, Inc.*	1,776,391
4,679	Total System Services, Inc.	444,552
7,012	TransUnion	468,682
8,783	TriNet Group, Inc.*	524,696
4,412	WEX, Inc.*	847,060
		9,868,393
	COMPUTERS - 1.3%
21,523	Apple, Inc.	4,088,294
22,490	Genpact Ltd.	791,198
15,976	Western Digital Corp.	767,807
		5,647,299
	COSMETICS/PERSONAL CARE - 0.9%
39,679	Procter & Gamble Co. (The)	4,128,600

	DISTRIBUTION/WHOLESALE - 0.1%
11,372	Triton International Ltd. (Bermuda)	353,669

	DIVERSIFIED FINANCIAL SERVICES - 2.6%
14,194	American Express Co.	1,551,404
42,324	Blucora, Inc.*	1,412,775
16,607	Hamilton Lane, Inc.	723,733
25,189	OneMain Holdings, Inc.	799,751
10,162	Raymond James Financial, Inc.	817,126
51,403	TD Ameritrade Holding Corp.	2,569,636
24,171	Visa, Inc. - Cl. A	3,775,268
		11,649,693
	ELECTRIC - 2.5%
20,262	Avangrid, Inc.	1,020,192
28,399	Edison International	1,758,466
34,777	Exelon Corp.	1,743,371
10,135	NextEra Energy, Inc.	1,959,298
33,170	NRG Energy, Inc.	1,409,062
17,836	PG&E Corp.*	317,481
21,029	Sempra Energy	2,646,710
		10,854,580
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
10,838	AMETEK, Inc.	899,229

	ELECTRONICS - 0.3%
110,062	Flex Ltd.*	1,100,620
4,765	Fortive Corp.	399,736
		1,500,356

Global Atlantic Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Value
	ENERGY-ALTERNATE SOURCES - 0.1%
4,668	First Solar, Inc.*	$246,657

	ENGINEERING & CONSTRUCTION - 0.1%
2,921	Dycom Industries, Inc.*	134,191
6,304	Granite Construction, Inc.	272,018
		406,209
	ENVIRONMENTAL CONTROL - 0.4%
18,589	Waste Management, Inc.	1,931,583

	FOOD - 0.6%
23,945	Mondelez International, Inc.	1,195,334
11,582	Performance Food Group Co.*	459,110
28,144	US Foods Holding Corp.*	982,507
		2,636,951
	FOREST PRODUCTS & PAPER - 0.2%
18,217	International Paper Co.	842,901

	HEALTHCARE-PRODUCTS - 3.5%
55,623	Abbott Laboratories	4,446,503
15,659	Baxter International, Inc.	1,273,233
83,869	Boston Scientific Corp.*	3,218,892
15,544	Danaher Corp.	2,052,119
23,678	NuVasive, Inc.*	1,344,674
1,200	Penumbra, Inc.*	176,412
10,905	Thermo Fisher Scientific, Inc.	2,984,917
		15,496,750
	HEALTHCARE-SERVICES - 1.7%
11,541	Anthem, Inc.	3,312,036
10,179	HCA Healthcare, Inc.	1,327,138
11,035	UnitedHealth Group, Inc.	2,728,514
		7,367,688
	HOME BUILDERS - 0.2%
16,459	Installed Building Products, Inc.*	798,262

	INSURANCE - 3.3%
37,670	American International Group, Inc.	1,622,070
13,546	Assurant, Inc.	1,285,651
36,363	Assured Guaranty Ltd.	1,615,608
28,880	Athene Holding Ltd.*	1,178,304
31,939	AXA Equitable Holdings, Inc.	643,251
33,895	Hartford Financial Services Group, Inc. (The)	1,685,259
19,568	Marsh & McLennan Cos., Inc.	1,837,435
10,221	MetLife, Inc.	435,108
39,125	MGIC Investment Corp.*	516,059
13,184	Progressive Corp. (The)	950,435
8,687	Prudential Financial, Inc.	798,162
17,658	Trupanion, Inc.*	578,123
23,795	Voya Financial, Inc.	1,188,798
		14,334,263
	INTERNET - 7.7%
7,281	Alphabet, Inc. - Cl. A*	8,568,936
6,914	Amazon.com, Inc.*	12,312,106
697	Booking Holdings, Inc.*	1,216,202

Global Atlantic Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Value
14,405	Expedia Group, Inc.	$1,714,195
32,824	Facebook, Inc. - Cl. A*	5,471,433
21,352	GoDaddy, Inc.*	1,605,457
4,354	Netflix, Inc.*	1,552,462
1,844	Spotify Technology SA*	255,947
8,711	Wayfair, Inc.*	1,293,148
		33,989,886
	IRON/STEEL - 0.1%
3,211	Carpenter Technology Corp.	147,224
4,969	Steel Dynamics, Inc.	175,257
		322,481
	LODGING - 0.4%
16,407	Hyatt Hotels Corp.	1,190,656
18,742	MGM Resorts International	480,920
		1,671,576
	MACHINERY-CONTRUCTION & MINING - 0.2%
6,216	Caterpillar, Inc.	842,206

	MACHINERY-DIVERSIFIED - 0.2%
2,309	AGCO Corp.	160,591
5,467	Deere & Co.	873,845
		1,034,436
	MEDIA - 2.3%
5,408	Charter Communications, Inc.*	1,876,089
111,723	Comcast Corp.	4,466,686
5,927	FactSet Research Systems, Inc.	1,471,496
3,726	Fox Corp. *	136,781
34,256	Houghton Mifflin Harcourt Co.*	249,041
16,727	Liberty Media Corp-Liberty Formula One*	586,281
8,035	New York Times Co. (The)	263,950
6,641	Viacom, Inc.	186,413
8,002	Walt Disney Co. (The)	888,462
		10,125,199
	MINING - 0.1%
4,746	Alcoa Corp.*	133,647
8,599	Freeport-McMoRan, Inc.	110,841
10,129	Livent Corp.*	124,384
2,055	Southern Copper Corp.	81,542
		450,414
	MISCELLANEOUS MANUFACTURING - 1.0%
5,162	3M Co.	1,072,560
95,613	General Electric Co.	955,174
9,268	Illinois Tool Works, Inc.	1,330,236
7,861	Ingersoll-Rand PLC	848,595
		4,206,565
	OIL & GAS - 2.5%
17,004	Chevron Corp.	2,094,553
3,951	Concho Resources, Inc.	438,403
816	ConocoPhillips	54,460
3,709	Diamondback Energy, Inc.	376,575
56,151	Encana Corp.	406,533
531	EOG Resources, Inc.	50,541
71,456	Exxon Mobil Corp.	5,773,645
37,626	Kosmos Energy Ltd.	234,410

Global Atlantic Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Value
22,419	Marathon Petroleum Corp.	$1,341,777
15,483	Noble Energy, Inc.	382,895
770	Occidental Petroleum Corp.	50,974
		11,204,766
	OIL & GAS SERVICES - 0.4%
31,800	Baker Hughes a GE Co.	881,496
31,068	Halliburton Co.	910,292
		1,791,788
	PACKAGING & CONTAINERS - 0.4%
17,800	Ardagh Group SA	231,400
27,998	Ball Corp.	1,619,964
		1,851,364
	PHARMACEUTICALS - 3.2%
4,678	Aerie Pharmaceuticals, Inc.*	222,205
18,686	Allergan PLC	2,735,817
23,597	Amneal Pharmaceuticals, Inc.*	334,369
65,891	AstraZeneca PLC - ADR	2,663,973
58,174	Bristol-Myers Squibb Co.	2,775,482
14,497	Coherus Biosciences, Inc.*	197,739
22,817	Dermira, Inc. *	309,170
6,780	Elanco Animal Health, Inc.*	217,435
1,942	Eli Lilly & Co.	251,994
4,522	G1 Therapeutics, Inc.*	75,065
3,700	Global Blood Therapeutics, Inc.*	195,841
3,397	Heron Therapeutics, Inc.*	83,023
13,613	Ironwood Pharmaceuticals, Inc. - Cl. A*	184,184
3,072	Jounce Therapeutics, Inc.*	19,046
7,118	Kala Pharmaceuticals, Inc.*	58,866
6,300	Momenta Pharmaceuticals, Inc.*	91,539
38,290	Mylan NV*	1,085,139
4,660	MyoKardia, Inc.*	242,273
12,137	Nektar Therapeutics*	407,803
8,426	Ra Pharmaceuticals, Inc.*	188,742
10,454	Revance Therapeutics, Inc. *	164,755
77,530	Teva Pharmaceutical Industries Ltd. - ADR *	1,215,670
6,275	Tricida, Inc. *	242,341
		13,962,471
	PIPELINES - 0.6%
9,659	ONEOK, Inc.	674,585
40,272	TransCanada Corp.	1,809,824
		2,484,409
	REAL ESTATE INVESTMENT TRUSTS - 2.2%
9,721	Alexandria Real Estate Equities, Inc.	1,385,826
21,392	American Tower Corp.	4,215,507
12,436	Camden Property Trust	1,262,254
3,142	Equinix, Inc.	1,423,829
1,982	Public Storage	431,640
5,215	Simon Property Group, Inc.	950,225
		9,669,281
	RETAIL - 2.4%
15,642	Lowe’s Cos, Inc.	1,712,330
23,952	McDonald’s Corp.	4,548,485
32,058	National Vision Holdings, Inc.*	1,007,583

Global Atlantic Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Value
6,907	Ross Stores, Inc.	$643,042
12,524	Tapestry, Inc.	406,905
40,855	TJX Cos., Inc. (The)	2,173,894
		10,492,239
	SEMICONDUCTORS - 2.3%
58,424	Advanced Micro Devices, Inc.*	1,490,980
589	Broadcom, Inc.	177,118
38,880	Intel Corp.	2,087,856
4,356	KLA-Tencor Corp.	520,150
79,700	Marvell Technology Group Ltd.	1,585,233
22,260	Micron Technology, Inc.*	920,006
2,703	NVIDIA Corp.	485,351
9,163	Teradyne, Inc.	365,054
13,806	Texas Instruments, Inc.	1,464,402
7,323	Xilinx, Inc.	928,483
		10,024,633
	SOFTWARE - 4.7%
3,470	Adobe, Inc.*	924,720
684	Atlassian Corp. PLC*	76,875
2,873	Autodesk, Inc.*	447,671
4,000	Ceridian HCM Holding, Inc.*	205,200
13,043	Electronic Arts, Inc.*	1,325,560
5,334	Guidewire Software, Inc. *	518,251
85,537	Microsoft Corp.	10,088,234
12,187	salesforce.com, Inc.*	1,930,055
2,402	ServiceNow, Inc. *	592,069
2,390	Splunk, Inc. *	297,794
46,891	SS&C Technologies Holdings, Inc.	2,986,488
28,961	SVMK, Inc.*	527,380
5,049	Workday, Inc. *	973,700
		20,893,997
	TELECOMMUNICATIONS - 1.2%
86,820	Verizon Communications, Inc.	5,133,667

	TRANSPORTATION - 0.6%
900	JB Hunt Transport Services, Inc.	91,161
3,681	Kirby Corp.*	276,480
10,115	Norfolk Southern Corp.	1,890,392
2,492	Union Pacific Corp.	416,662
		2,674,695
	TRUCKING & LEASING - 0.0% **
7,532	Greenbrier Cos, Inc. (The)	242,756

	TOTAL COMMON STOCK (Cost - $216,223,397)	274,317,996

Principal Amount		Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 3.1%
$271,537	AASET 2018-2 US Ltd. (a)	4.454	11/18/2038	275,111
446,575	Ajax Mortgage Loan Trust 2017-B (a) ^	3.163	9/25/2056	445,591
375,000	ALM VI Ltd. 3 Month LIBOR + 1.40% (a) ^	4.187	7/15/2026	371,557
250,000	APIDOS CLO	3.375	7/18/2027	248,727
350,000	Apidos CLO XXII 3 Month LIBOR + 2.05% (a) ^	4.811	10/20/2027	350,020
45,410	ARI Fleet Lease Trust 2017-A (a)	1.910	4/15/2026	45,191
110,568	ARI Fleet Lease Trust 2018-A (a)	2.550	10/15/2026	110,299

Global Atlantic Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Principal Amount		Coupon Rate (%)	Maturity	Value
$140,000	ARI Fleet Lease Trust 2018-B (a)	3.220	8/16/2027	$140,716
345,000	Atlas Senior Loan Fund Ltd. 3 Month LIBOR + 1.30% (a) ^	4.079	1/16/2030	342,364
320,000	Avery Point IV CLO Ltd. 3 Month LIBOR + 1.60% (a) ^	4.371	4/25/2026	319,992
300,000	Ballyrock CLO 2016-1 Ltd. 3 Month LIBOR + 1.59% (a) ^	4.377	10/15/2028	300,047
213,211	Bayview Koitere Fund Trust 2017-RT4 (a) ^	3.500	7/28/2057	212,413
136,425	Bayview Opportunity Master Fund IVa Trust 2017-SPL1 (a) ^	4.000	10/28/2064	137,202
139,068	Bayview Opportunity Master Fund IVa Trust 2017-SPL5 (a) ^	3.500	6/28/2057	138,656
102,201	Bayview Opportunity Master Fund IVb Trust 2017-SPL3 (a) ^	4.000	11/28/2053	102,729
103,374	Bayview Opportunity Master Fund IVb Trust 2017-SPL4 (a) ^	3.500	1/28/2055	103,255
275,000	BlueMountain CLO 2012-2 Ltd. 3 Month LIBOR + 1.45% (a) ^	4.094	11/20/2028	272,734
123,432	Canadian Pacer Auto Receivables Trust 2017-1 (a)	2.050	3/19/2021	122,954
92,000	Canadian Pacer Auto Receivables Trust 2018-2 (a)	3.000	6/21/2021	92,053
25,000	Canadian Pacer Auto Receivables Trust 2018-2 (a)	3.270	12/19/2022	24,989
153,145	Chesapeake Funding II LLC (a)	1.910	8/15/2029	151,931
149,670	Chesapeake Funding II LLC 1 Month LIBOR + 0.45% (a) ^	2.934	5/15/2029	149,865
257,575	Chesapeake Funding II LLC (a)	3.230	8/15/2030	259,358
112,416	Chesapeake Funding II LLC 1 Month LIBOR + 1.00% (a) ^	3.484	6/15/2028	112,655
350,000	CIFC Funding 2014-II-R Ltd. 3 Month LIBOR + 1.05% (a) ^	3.829	4/24/2030	346,593
31,543	CNH Equipment Trust 2015-C	1.660	11/16/2020	31,454
70,000	DB Master Finance LLC (a)	3.787	5/20/2049	70,000
65,000	DB Master Finance LLC (a)	4.021	5/20/2049	65,000
190,000	Enterprise Fleet Financing 2019-1 LLC (a)	2.980	10/22/2024	189,998
93,115	Enterprise Fleet Financing LLC (a)	1.970	1/20/2023	92,682
154,524	Enterprise Fleet Financing LLC (a)	2.130	5/22/2023	153,699
179,323	Finance of America Structured Securities Trust 2018-HB1 (a) ^	3.375	9/25/2028	179,251
59,184	First Investors Auto Owner Trust (a)	2.000	3/15/2022	59,025
374	First Investors Auto Owner Trust 2017-1 (a)	1.690	4/15/2021	373
14,125	First Investors Auto Owner Trust 2017-2 (a)	1.860	10/15/2021	14,854
100,000	Ford Credit Floorplan Master Owner Trust A (a)	2.090	3/15/2022	99,373
280,000	Ford Credit Floorplan Master Owner Trust A	1.750	7/15/2021	279,112
275,000	Galaxy XIX CLO Ltd. 3 Month LIBOR + 1.22% (a) ^	3.999	7/24/2030	274,042
175,000	GreatAmerica Leasing Receivables Funding LLC Series 2017-1 (a)	2.360	1/20/2023	173,826
100,000	GreatAmerica Leasing Receivables Funding LLC Series 2018-1 (a)	2.600	6/15/2021	99,805
100,000	GreatAmerica Leasing Receivables Funding LLC Series 2018-1 (a)	2.830	6/17/2024	99,960
250,000	KKR Clo 16 Ltd. 3 Month LIBOR + 1.49% (a) ^	4.251	1/20/2029	249,670
300,000	Madison Park Funding XI Ltd. 3 Month LIBOR + 1.16% (a) ^	3.932	7/23/2029	300,010
250,000	Madison Park Funding XV Ltd. 3 Month LIBOR + 1.50% (a) ^	4.265	1/27/2026	249,112
565,000	Madison Park Funding XVIII Ltd. 3 Month LIBOR + 1.19% (a) ^	3.951	10/21/2030	563,172
535,000	Magnetite VII Ltd 3 Month LIBOR + 0.80% (a) ^	3.587	1/15/2028	527,520
326,000	Magnetite XVIII Ltd 3 Month LIBOR + 1.08% (a) ^	3.764	11/15/2028	325,257
360,000	Magnetite XVIII Ltd 3 Month LIBOR + 1.50% (a) ^	4.184	11/15/2028	357,246
255,000	Mercedes-Benz Master Owner Trust 2017-A 1 Month LIBOR + 0.30% (a) ^	2.784	5/16/2021	255,023
48,982	Mill City Mortgage Loan Trust 2016-1 (a) ^	2.500	4/25/2057	48,240
159,094	Mill City Mortgage Loan Trust 2017-3 (a) ^	2.750	1/25/2061	156,440
140,000	MMAF Equipment Finance LLC 2016-A (a)	2.210	12/15/2032	137,627
160,000	MMAF Equipment Finance LLC 2017-B (a)	2.210	10/17/2022	158,875
28,245	Nationstar HECM Loan Trust 2017-2 (a) ^	2.038	9/25/2027	28,212
48,695	Nationstar HECM Loan Trust 2018-1 (a) ^	2.760	2/25/2028	48,538
144,846	OneMain Direct Auto Receivables Trust 2017-2 (a)	2.310	12/14/2021	144,335
380,000	OneMain Direct Auto Receivables Trust 2018-1 (a)	3.430	12/16/2024	384,111
80,366	OneMain Financial Issuance Trust 2016-1 (a)	3.660	2/20/2029	80,704
17,570	OneMain Financial Issuance Trust 2016-2 (a)	4.100	3/20/2028	17,591
100,000	OneMain Financial Issuance Trust 2017-1 (a)	2.370	9/14/2032	99,260

Global Atlantic Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Principal Amount		Coupon Rate (%)	Maturity	Value
$24,293	Securitized Term Auto Receivables Trust 2016-1 (a)	1.524	3/25/2020	$24,272
105,000	Securitized Term Auto Receivables Trust 2017-2 (a)	2.040	4/26/2021	104,479
325,000	Shackleton 2015-VIII CLO Ltd. 3 Month LIBOR + 0.92% (a) ^	3.696	10/20/2027	323,204
106,475	Sofi Consumer Loan Program 2018-2 Trust (a)	2.930	4/26/2027	106,330
343,409	SoFi Consumer Loan Program 2018-4 Trust (a)	3.540	11/26/2027	345,424
500,000	SOUND POINT CLO III-R Ltd. 3 Month LIBOR + 0.95% (a) ^	3.737	4/15/2029	495,113
20,704	Springleaf Funding Trust 2015-A (a)	3.160	11/15/2024	20,698
143,499	Springleaf Funding Trust 2016-A (a)	2.900	11/15/2029	143,292
140,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2018-T1 (a)	3.620	10/17/2050	140,920
103,996	Towd Point Mortgage Trust 2016-3 (a) ^	2.250	4/25/2056	101,987
186,470	Towd Point Mortgage Trust 2017-1 (a) ^	2.750	10/25/2056	181,817
64,425	Towd Point Mortgage Trust 2017-2 (a) ^	2.750	4/25/2057	62,970
189,934	Towd Point Mortgage Trust 2017-4 (a) ^	2.750	6/25/2057	186,019
81,399	Towd Point Mortgage Trust 2018-1 (a) ^	3.000	1/25/2058	80,670
158,267	Vantage Data Centers Issuer LLC (a)	4.072	2/16/2043	159,826
85,180	Volvo Financial Equipment LLC Series 2017-1 (a)	1.920	3/15/2021	84,790
105,452	Wheels SPV 2 LLC (a)	1.880	4/20/2026	104,851
	TOTAL ASSET BACKED SECURITIES (Cost - $13,932,762)			13,857,061

	CORPORATE BONDS - 12.8%
	AEROSPACE/DEFENSE - 0.1%
100,000	BAE Systems Holdings, Inc. (a)	3.850	12/15/2025	101,023
100,000	Lockheed Martin Corp.	4.070	12/15/2042	101,865
50,000	Lockheed Martin Corp.	4.850	9/15/2041	55,361
125,000	Lockheed Martin Corp.	6.150	9/1/2036	158,407
150,000	United Technologies Corp.	3.950	8/16/2025	155,787
				572,443
	AGRICULTURE - 0.4%
120,000	Altria Group, Inc.	4.800	2/14/2029	123,709
895,000	BAT Capital Corp.	3.557	8/15/2027	847,380
230,000	BAT International Finance PLC (a)	2.750	6/15/2020	229,117
20,000	BAT International Finance PLC (a)	3.500	6/15/2022	20,083
475,000	Imperial Brands Finance PLC (a)	3.750	7/21/2022	481,317
				1,701,606
	AIRLINES - 0.0% **
33,828	United Airlines 2018-1 Class B Pass Through Trust	4.600	3/1/2026	34,348

	AUTO MANUFACTURERS - 0.4%
315,000	Daimler Finance North America LLC (a)	2.200	5/5/2020	312,506
280,000	Daimler Finance North America LLC (a)	2.300	2/12/2021	276,627
475,000	Ford Motor Credit Co. LLC	3.096	5/4/2023	445,421
600,000	General Motors Financial Co., Inc.	3.700	5/9/2023	596,813
120,000	General Motors Financial Co., Inc.	3.950	4/13/2024	118,762
				1,750,129
	BANKS - 3.8%
200,000	Banco Santander SA	3.125	2/23/2023	197,652
640,000	Bank of America Corp.	2.625	10/19/2020	638,406
345,000	Bank of America Corp. 3 Month LIBOR + 1.37% ^	3.593	7/21/2028	343,989
225,000	Bank of America Corp. 3 Month LIBOR + 1.21% ^	3.974	2/7/2030	229,328
160,000	Bank of America Corp.	4.200	8/26/2024	165,596
380,000	Bank of New York Mellon Corp. (The) 3 Month LIBOR + 1.05% ^	3.801	10/30/2023	384,476
300,000	Banque Federative du Credit Mutuel SA (a)	2.750	10/15/2020	299,501
100,000	Barclays Bank PLC	5.140	10/14/2020	102,672
405,000	Barclays PLC	3.200	8/10/2021	404,558
350,000	BB&T Corp.	3.200	9/3/2021	353,869

Global Atlantic Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Principal Amount		Coupon Rate (%)	Maturity	Value
$200,000	BNP Paribas SA (a)	3.375	1/9/2025	$195,957
435,000	BNP Paribas SA (a)	3.500	11/16/2027	421,581
305,000	BPCE SA (a)	3.500	10/23/2027	294,654
600,000	BPCE SA (a)	5.150	7/21/2024	626,129
275,000	BPCE SA (a)	5.700	10/22/2023	293,027
70,000	Citigroup, Inc.	3.300	4/27/2025	69,830
300,000	Citigroup, Inc.	3.500	5/15/2023	304,173
370,000	Citigroup Inc 3 Month LIBOR + 1.15%^	3.520	10/27/2028	363,534
50,000	Citigroup, Inc.	4.050	7/30/2022	51,492
55,000	Citigroup, Inc.	5.500	9/13/2025	60,285
200,000	Credit Agricole SA (a)	4.375	3/17/2025	203,459
250,000	Credit Agricole SA/London (a)	3.250	10/4/2024	246,502
250,000	Credit Agricole SA/London (a)	3.750	4/24/2023	252,746
50,000	Credit Suisse AG/New York NY	5.400	1/14/2020	50,902
285,000	Credit Suisse Group AG (a)	3.574	1/9/2023	285,979
260,000	Credit Suisse Group AG 3 Month LIBOR + 1.24% (a) ^	3.837	6/12/2024	258,529
250,000	Credit Suisse Group Funding Guernsey Ltd.	3.125	12/10/2020	250,636
395,000	Credit Suisse Group Funding Guernsey Ltd.	3.800	9/15/2022	402,386
200,000	Danske Bank A/S (a)	3.875	9/12/2023	196,464
200,000	Danske Bank A/S (a)	5.000	1/12/2022	205,108
200,000	Danske Bank A/S (a)	5.375	1/12/2024	208,012
230,000	Deutsche Bank AG/New York NY	2.700	7/13/2020	227,606
230,000	Deutsche Bank AG/New York NY	3.150	1/22/2021	226,541
345,000	Deutsche Bank AG/New York NY	4.250	10/14/2021	346,549
525,000	Discover Bank	3.100	6/4/2020	526,187
130,000	Goldman Sachs Group, Inc. (The)	2.625	4/25/2021	129,469
460,000	Goldman Sachs Group, Inc. (The) 3 Month LIBOR + 1.20% ^	3.272	9/29/2025	454,090
200,000	Goldman Sachs Group, Inc. (The)	3.500	1/23/2025	199,537
85,000	Goldman Sachs Group, Inc. (The)	4.750	10/21/2045	90,402
50,000	Goldman Sachs Group, Inc. (The)	6.750	10/1/2037	60,954
200,000	HSBC Holdings PLC	3.600	5/25/2023	203,505
200,000	HSBC Holdings PLC 3 Month LIBOR + 1.55% ^	4.041	3/13/2028	201,529
200,000	HSBC Holdings PLC 3 Month LIBOR + 1.53% ^	4.583	6/19/2029	210,228
250,000	Huntington Bancshares, Inc. (OH)	3.150	3/14/2021	252,078
250,000	Huntington National Bank (The)	2.400	4/1/2020	249,030
200,000	ING Groep NV	3.950	3/29/2027	200,759
400,000	JPMorgan Chase & Co.	2.950	10/1/2026	390,728
305,000	JPMorgan Chase & Co 3 Month LIBOR + 1.33% ^	4.452	12/5/2029	324,639
450,000	Macquarie Group Ltd. 3 Month LIBOR + 1.33% (a) ^	4.150	3/27/2024	457,938
225,000	Morgan Stanley	3.625	1/20/2027	225,526
110,000	Morgan Stanley	3.875	4/29/2024	113,138
455,000	Morgan Stanley	4.350	9/8/2026	466,804
900,000	NBK SPC Ltd. (a)	2.750	5/30/2022	886,500
50,000	PNC Financial Services Group Inc. (The)	3.900	4/29/2024	51,658
120,000	Santander Holdings USA, Inc.	2.650	4/17/2020	119,583
75,000	Santander Holdings USA, Inc.	3.400	1/18/2023	74,958
465,000	Santander Holdings USA, Inc.	3.700	3/28/2022	470,528
200,000	Skandinaviska Enskilda Banken AB (a)	2.450	5/27/2020	199,088
250,000	Synchrony Bank	3.650	5/24/2021	252,305
250,000	UBS Group Funding Switzerland AG (a)	2.950	9/24/2020	249,917
225,000	UBS Group Funding Switzerland AG (a)	3.000	4/15/2021	224,909
150,000	Wells Fargo & Co.	3.000	2/19/2025	148,281
195,000	Wells Fargo & Co.	4.750	12/7/2046	204,621
				16,801,017

Global Atlantic Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Principal Amount		Coupon Rate (%)	Maturity	Value
	BEVERAGES - 0.3%
$260,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide ,Inc. (a)	3.650	2/1/2026	$260,768
305,000	Anheuser-Busch InBev Worldwide, Inc.	3.500	1/12/2024	310,330
55,000	Anheuser-Busch InBev Worldwide, Inc.	3.750	7/15/2042	47,596
60,000	Anheuser-Busch InBev Worldwide, Inc.	4.375	4/15/2038	57,587
520,000	Anheuser-Busch InBev Worldwide, Inc.	4.750	1/23/2029	554,007
				1,230,288
	BIOTECHNOLOGY - 0.2%
740,000	Amgen, Inc.	2.650	5/11/2022	737,418
130,000	Biogen, Inc.	2.900	9/15/2020	129,951
70,000	Celgene Corp.	3.550	8/15/2022	71,467
				938,836
	CHEMICALS - 0.1%
575,000	CNAC HK Synbridge Co. Ltd.	5.000	5/5/2020	582,567
85,000	Nutrien Ltd.	4.200	4/1/2029	87,527
				670,094
	COMMERCIAL SERVICES - 0.3%
191,000	CommonSpirit Health	3.300	10/15/2022	189,687
95,000	CommonSpirit Health	3.300	10/15/2022	91,190
500,000	ERAC USA Finance, LLC (a)	3.300	10/15/2022	501,958
355,000	Total System Services, Inc.	3.800	4/1/2021	360,431
				1,143,266
	COMPUTERS - 0.1%
15,000	Apple, Inc.	2.450	8/4/2026	14,492
120,000	Apple, Inc.	3.000	2/9/2024	121,635
105,000	Apple, Inc.	3.250	2/23/2026	106,991
				243,118
	DIVERSIFIED FINANCIAL SERVICES - 0.1%
105,000	Capital One Financial Corp.	4.200	10/29/2025	106,772
120,000	GTP Acquisition Partners I LLC (a)	2.350	6/15/2020	118,640
205,000	Synchrony Financial	3.750	8/15/2021	207,199
				432,611
	ELECTRIC - 1.3%
200,000	Appalachian Power Co.	3.400	6/1/2025	202,633
510,000	Cleveland Electric Illuminating Co. (The) (a)	3.500	4/1/2028	500,775
195,000	Dominion Energy, Inc.	2.579	7/1/2020	193,923
230,000	Dominion Energy, Inc. #	4.104	4/1/2021	233,504
175,000	Duke Energy Carolinas LLC	6.100	6/1/2037	221,365
70,000	Duke Energy Corp.	2.650	9/1/2026	66,681
225,000	Duke Energy Corp.	3.750	4/15/2024	232,020
55,000	Emera US Finance LP	2.700	6/15/2021	54,501
140,000	Entergy Louisiana LLC	3.120	9/1/2027	138,491
175,000	Eversource Energy	2.900	10/1/2024	173,642
265,000	Fortis, Inc. (Canada)	3.055	10/4/2026	253,061
48,000	Georgia Power Co.	4.300	3/15/2042	47,486
65,000	Georgia Power Co.	4.750	9/1/2040	67,306
200,000	Infraestructura Energetica Nova SAB de CV (a)	4.875	1/14/2048	171,250
50,000	NextEra Energy Capital Holdings, Inc.	3.250	4/1/2026	49,990
75,000	NextEra Energy Capital Holdings, Inc.	3.500	4/1/2029	74,871
250,000	Niagara Mohawk Power Corp (a)	4.278	12/15/2028	265,229
200,000	Oglethorpe Power Corp.	5.250	9/1/2050	218,428
51,000	Oncor Electric Delivery Co. LLC	2.950	4/1/2025	50,947
160,000	Oncor Electric Delivery Co. LLC	4.100	6/1/2022	166,330
50,000	PPL Capital Funding, Inc.	3.500	12/1/2022	50,233

Global Atlantic Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Principal Amount		Coupon Rate (%)	Maturity	Value
$144,000	SCANA Corp.	4.125	2/1/2022	$145,773
306,000	SCANA Corp.	4.750	5/15/2021	311,691
132,000	SCANA Corp.	6.250	4/1/2020	135,018
190,000	South Carolina Electric & Gas Co.	4.250	8/15/2028	205,129
50,000	South Carolina Electric & Gas Co.	4.600	6/15/2043	54,345
150,000	South Carolina Electric & Gas Co.	5.100	6/1/2065	172,207
80,000	South Carolina Electric & Gas Co.	6.625	2/1/2032	100,977
45,000	Southern California Edison Co.	3.700	8/1/2025	44,716
245,000	Southern California Edison Co.	6.650	4/1/2029	268,624
225,000	Southern Co. (The)	2.750	6/15/2020	224,975
290,000	Southern Co. (The)	2.950	7/1/2023	288,732
270,000	State Grid Overseas Investment 2016 Ltd. (a)	2.750	5/4/2022	267,715
270,000	State Grid Overseas Investment 2016 Ltd. (a)	3.500	5/4/2027	270,521
				5,923,089
	FOOD - 0.3%
100,000	Conagra Brands, Inc.	4.600	11/1/2025	104,956
75,000	Conagra Brands, Inc.	5.300	11/1/2038	75,918
55,000	Kraft Heinz Foods Co.	3.000	6/1/2026	51,266
165,000	Kraft Heinz Foods Co.	4.000	6/15/2023	169,497
375,000	Kraft Heinz Foods Co.	4.375	6/1/2046	324,390
375,000	Kroger Co. (The)	2.950	11/1/2021	375,651
240,000	Sigma Alimentos SA de CV (a)	4.125	5/2/2026	234,600
				1,336,278
	GAS - 0.1%
60,000	Boston Gas Co. (a)	3.150	8/1/2027	58,621
149,000	CenterPoint Energy Resources Corp.	4.500	1/15/2021	152,653
125,000	Dominion Energy Gas Holdings LLC	3.600	12/15/2024	126,878
275,000	KeySpan Gas East Corp. (a)	2.742	8/15/2026	263,203
				601,355
	HEALTHCARE-PRODUCTS - 0.1%
325,000	Boston Scientific Corp.	3.375	5/15/2022	329,362
30,000	Boston Scientific Corp.	4.000	3/1/2029	30,983
				360,345
	HEALTHCARE-SERVICES - 0.4%
210,000	Aetna, Inc.	2.800	6/15/2023	206,222
75,000	Anthem, Inc.	3.500	8/15/2024	75,937
45,000	Anthem, Inc.	4.101	3/1/2028	46,304
90,000	Anthem, Inc.	4.375	12/1/2047	89,476
150,000	Anthem, Inc.	4.650	8/15/2044	155,441
105,000	CommonSpirit Health	4.200	8/1/2023	108,676
92,000	Dignity Health	3.812	11/1/2024	94,401
270,000	Dignity Health	4.500	11/1/2042	265,600
270,000	Mercy Health (OH)	3.555	8/1/2027	271,804
300,000	United Health Group, Inc.	2.875	3/15/2023	301,720
45,000	United Health Group, Inc.	3.350	7/15/2022	45,968
75,000	United Health Group, Inc.	3.750	7/15/2025	78,287
195,000	United Health Group, Inc.	3.850	6/15/2028	204,076
				1,943,912
	INSURANCE - 0.3%
50,000	American International Group, Inc.	4.875	6/1/2022	52,897
160,000	American International Group, Inc.	4.250	3/15/2029	162,300
275,000	Jackson National Life Global Funding (a)	3.250	1/30/2024	276,413
155,000	Marsh & McLennan Cos, Inc.	4.375	3/15/2029	164,020
195,000	Metropolitan Life Global Funding I (a)	2.650	4/8/2022	194,034

Global Atlantic Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Principal Amount		Coupon Rate (%)	Maturity	Value
$250,000	Metropolitan Life Global Funding I (a)	3.000	9/19/2027	$244,933
150,000	Principal Financial Group, Inc.	3.400	5/15/2025	150,663
				1,245,260
	INTERNET - 0.2%
400,000	Alibaba Group Holding Ltd.	2.500	11/28/2019	399,562
270,000	Alibaba Group Holding Ltd.	3.400	12/6/2027	264,753
100,000	Amazon.com, Inc.	4.800	12/5/2034	116,421
75,000	Amazon.com, Inc.	4.250	8/22/2057	80,656
215,000	Tencent Holdings Ltd. (a)	3.595	1/19/2028	212,125
				1,073,517
	MEDIA - 0.6%
175,000	Charter Communications Operating LLC	4.464	7/23/2022	181,057
45,000	Charter Communications Operating LLC	5.375	5/1/2047	44,838
15,000	Charter Communications Operating LLC	6.484	10/23/2045	16,815
255,000	Comcast Corp.	3.950	10/15/2025	266,684
138,000	Comcast Corp.	3.999	11/1/2049	134,258
130,000	Comcast Corp.	4.600	10/15/2038	139,162
15,000	Cox Communications, Inc. (a)	4.600	8/15/2047	14,311
275,000	Cox Communications, Inc. (a)	4.800	2/1/2035	260,071
15,000	Cox Communications, Inc. (a)	6.450	12/1/2036	16,577
80,000	Fox Corp. (a)	4.030	1/25/2024	82,935
100,000	NBCUniversal Media, LLC	2.875	1/15/2023	100,365
250,000	Sky Ltd. (a)	3.750	9/16/2024	258,921
475,000	Viacom, Inc.	4.250	9/1/2023	493,804
50,000	Walt Disney Co. (The) (a)	3.700	9/15/2024	52,107
375,000	Warner Media LLC	3.600	7/15/2025	374,060
				2,435,965
	MINING - 0.1%
275,000	Glencore Finance Canada Ltd. (a)	4.250	10/25/2022	284,153

	OIL & GAS - 0.7%
192,000	Anadarko Petroleum Corp.	4.850	3/15/2021	199,032
200,000	BG Energy Capital PLC (a)	4.000	10/15/2021	204,888
350,000	Hess Corp.	7.300	8/15/2031	408,207
130,000	Marathon Oil Corp.	2.700	6/1/2020	129,394
95,000	Petroleos Mexicanos	5.375	3/13/2022	96,972
345,000	Petroleos Mexicanos	5.500	1/21/2021	350,865
65,000	Petroleos Mexicanos	6.350	2/12/2048	57,307
430,000	Petroleos Mexicanos	6.375	2/4/2021	445,910
225,000	Pioneer Natural Resources Co.	7.500	1/15/2020	232,826
180,000	Shell International Finance BV	4.125	5/11/2035	191,696
230,000	Sinopec Group Overseas Development 2015 Ltd. (a)	2.500	4/28/2020	228,902
435,000	Sinopec Group Overseas Development 2017 Ltd. (a)	3.000	4/12/2022	432,548
				2,978,547
	OIL & GAS SERVICES - 0.0% **
110,000	Schlumberger Holdings Corp. (a)	3.000	12/21/2020	110,463

	PHARMACEUTICALS - 0.9%
20,000	Allergan Funding SCS	3.450	3/15/2022	20,180
550,000	Allergan Funding SCS	3.800	3/15/2025	557,170
50,000	Allergan Funding SCS	3.850	6/15/2024	50,620
100,000	Allergan Sales LLC (a)	5.000	12/15/2021	104,070
275,000	Bayer US Finance LLC (a)	2.375	10/8/2019	274,089
265,000	Bayer US Finance II LLC (a)	4.250	12/15/2025	267,840

Global Atlantic Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Principal Amount		Coupon Rate (%)	Maturity	Value
$155,000	Cardinal Health, Inc.	3.079	6/15/2024	$151,293
170,000	Cardinal Health, Inc.	3.200	3/15/2023	168,855
35,000	Cardinal Health, Inc.	4.500	11/15/2044	31,713
210,000	Cigna Corp. (a)	4.375	10/15/2028	217,827
530,000	CVS Health Corp.	4.100	3/25/2025	544,122
55,000	CVS Health Corp.	4.875	7/20/2035	55,712
195,000	CVS Health Corp.	5.125	7/20/2045	198,176
95,000	EMD Finance LLC (a)	2.950	3/19/2022	94,598
195,000	Mylan, Inc.	4.550	4/15/2028	189,579
100,000	Mylan, Inc.	5.200	4/15/2048	90,190
485,000	Mylan NV	3.950	6/15/2026	462,704
123,000	Teva Pharmaceutical Finance Co. BV	3.650	11/10/2021	120,540
330,000	Teva Pharmaceutical Finance Netherlands III BV	2.800	7/21/2023	294,407
				3,893,685
	PIPELINES - 0.4%
175,000	Columbia Pipeline Group, Inc.	4.500	6/1/2025	182,648
90,000	Energy Transfer Operating LP	7.600	2/1/2024	103,371
30,000	Energy Transfer Partners LP / Regency Energy Finance Corp.	4.500	11/1/2023	31,254
515,000	EQM Midstream Partners LP	4.750	7/15/2023	525,241
110,000	MPLX LP	4.000	3/15/2028	109,316
290,000	MPLX LP	4.125	3/1/2027	291,827
100,000	Phillips 66 Partners LP	3.605	2/15/2025	99,820
195,000	Sunoco Logistics Partners Operations LP	3.900	7/15/2026	193,778
55,000	Sunoco Logistics Partners Operations LP	4.400	4/1/2021	56,403
200,000	Western Midstream Operating LP	4.000	7/1/2022	202,837
				1,796,495
	REAL ESTATE - 0.1%
425,000	WEA Finance LLC (a)	4.125	9/20/2028	441,223

	REAL ESTATE INVESTMENT TRUSTS - 0.6%
300,000	American Tower Corp.	3.450	9/15/2021	303,304
86,000	American Tower Corp.	5.000	2/15/2024	92,553
50,000	AvalonBay Communities, Inc.	2.950	9/15/2022	50,317
385,000	Brandywine Operating Partnership LP	3.950	11/15/2027	382,893
130,000	Crown Castle International Corp	3.650	9/1/2027	127,832
105,000	Crown Castle International Corp	3.800	2/15/2028	104,368
75,000	HCP, Inc.	3.875	8/15/2024	76,437
200,000	HCP, Inc.	4.000	6/1/2025	205,868
155,000	SBA Tower Trust (a)	2.877	7/9/2021	153,580
50,000	SBA Tower Trust (a)	2.898	10/15/2019	49,954
255,000	SBA Tower Trust (a)	3.156	10/8/2020	254,041
155,000	SBA Tower Trust (a)	3.448	3/15/2023	155,952
260,000	Scentre Group Trust 1/Scentre Group Trust 2 (a)	2.375	11/5/2019	259,229
48,000	SITE Centers Corp.	4.625	7/15/2022	49,485
275,000	WEA Finance LLC / Westfield UK & Europe Finance PLC (a)	3.250	10/5/2020	276,718
				2,542,531
	SEMICONDUCTORS - 0.1%
295,000	Broadcom Corp / Broadcom Cayman Finance Ltd.	3.625	1/15/2024	294,241
170,000	Microchip Technology, Inc. (a)	3.922	6/1/2021	171,492
				465,733
	SOFTWARE - 0.2%
235,000	Microsoft Corp.	2.400	8/8/2026	227,831
335,000	Microsoft Corp.	2.875	2/6/2024	338,689
120,000	Microsoft Corp.	3.700	8/8/2046	122,450
230,000	Oracle Corp.	3.250	11/15/2027	231,284
				920,254

Global Atlantic Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Principal Amount		Coupon Rate (%)	Maturity	Value
	TELECOMMUNICATIONS - 0.4%
$30,000	AT&T, Inc.	3.950	1/15/2025	$30,613
200,000	AT&T, Inc.	4.125	2/17/2026	204,444
20,000	AT&T, Inc.	4.500	5/15/2035	19,704
289,000	AT&T, Inc.	4.850	3/1/2039	290,760
45,000	AT&T, Inc.	4.900	8/15/2037	45,489
150,000	Crown Castle Towers LLC (a)	3.222	5/15/2022	150,069
410,000	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC (a)	4.738	3/20/2025	414,613
509,000	Verizon Communications, Inc.	4.522	9/15/2048	522,366
100,000	Verizon Communications, Inc.	4.672	3/15/2055	101,882
				1,779,940
	TRUCKING & LEASING - 0.2%
150,000	Penske Truck Leasing Co LP / PTL Finance Corp. (a)	3.200	7/15/2020	150,317
200,000	Penske Truck Leasing Co LP / PTL Finance Corp. (a)	3.375	2/1/2022	200,780
345,000	Penske Truck Leasing Co LP / PTL Finance Corp. (a)	3.950	3/10/2025	346,621
50,000	Penske Truck Leasing Co LP / PTL Finance Corp. (a)	4.875	7/11/2022	52,311
				750,029
	WATER - 0.0% **
120,000	American Water Capital Corp.	2.950	9/1/2027	116,677

	TOTAL CORPORATE BONDS (Cost $56,154,604)			56,517,207

	COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
	WHOLE LOAN COLLATERAL - 0.3%
56,960	Angel Oak Mortgage Trust LLC (a) ^	2.708	11/25/2047	56,419
180,000	Angel Oak Mortgage Trust I LLC 2019-2 (a) ^	3.628	3/25/2049	180,656
99,828	COLT 2018-1 Mortgage Loan Trust (a) ^	2.930	2/25/2048	99,413
110,230	COLT 2018-3 Mortgage Loan Trust (a) ^	3.692	10/26/2048	110,439
100,000	COLT 2019-2 Mortgage Loan Trust (a) ^	3.337	5/25/2049	100,000
26,505	Deephaven Residential Mortgage Trust 2017-1 (a) ^	2.725	12/26/2046	26,242
72,933	Deephaven Residential Mortgage Trust 2017-2 (a) ^	2.453	6/25/2047	71,592
63,667	Deephaven Residential Mortgage Trust 2017-3 (a) ^	2.577	10/25/2047	62,921
101,929	Deephaven Residential Mortgage Trust 2018-1 (a) ^	2.976	12/25/2057	101,080
143,947	METLIFE SECURITIZATION TRUST (a) ^	3.000	4/25/2055	140,284
179,831	New Residential Mortgage Loan Trust 2017-3 (a) ^	4.000	4/25/2057	181,411
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,144,604)			1,130,457

	COMMERCIAL MORTGAGE BACKED SECURITIES - 2.8%
185,000	BAMLL Commercial Mortgage Securities Trust 2018-PARK (a) ^	4.091	8/10/2038	197,439
155,000	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705	9/15/2048	160,791
195,000	CD 2017-CD4 Mortgage Trust ^	3.514	5/10/2050	199,733
525,000	Citigroup Commercial Mortgage Trust 2015-GC35	3.818	11/10/2048	550,520
82,764	COMM 2013-CCRE8 Mortgage Trust	3.334	6/10/2046	84,023
225,000	CSAIL 2015-C1 Commercial Mortgage Trust	3.505	4/15/2050	231,377
420,000	CSAIL 2015-C2 Commercial Mortgage Trust	3.504	6/15/2057	429,631
405,000	CSMC 17-LSTK A	2.760	4/5/2024	403,655
167,514	Fannie Mae-Aces	2.881	10/25/2024	167,269
40,911	Fannie Mae-Aces 1 Month LIBOR +0.400% ^	2.654	4/25/2024	40,922

Global Atlantic Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Principal Amount		Coupon Rate (%)	Maturity	Value
$465,000	Fannie Mae Multifamily Remic Trust 2015-M12 ^	2.797	5/25/2025	$468,608
598,599	Fannie Mae REMICS	3.000	1/25/2045	602,090
482,122	Fannie Mae REMICS	3.000	12/25/2045	486,065
1,089,087	Fannie Mae REMICS	3.000	12/25/2054	1,090,203
306,139	Fannie Mae REMICS	3.500	6/25/2044	313,751
1,086,801	Fannie Mae REMICS	3.500	1/25/2047	1,110,206
375,686	Fannie Mae REMICS	3.500	12/25/2047	387,299
648,413	Fannie Mae REMICS	3.500	2/25/2048	666,991
925,862	Fannie Mae REMICS	3.500	11/25/2057	936,576
644,611	Freddie Mac REMICS	1.750	9/15/2042	612,109
815,917	Freddie Mac REMICS	3.000	6/15/2045	816,827
541,014	Freddie Mac REMICS	3.000	7/15/2047	545,739
105,000	FREMF 2010-K7 Mortgage Trust (a) ^	5.502	4/25/2020	107,139
75,000	FREMF 2013-K712 Mortgage Trust (a) ^	3.359	5/25/2045	74,984
45,000	FREMF 2013-K713 Mortgage Trust (a) ^	3.155	4/25/2046	44,978
230,000	FREMF 2018-K733 Mortgage Trust (a) ^	4.079	9/25/2025	233,528
300,000	GS Mortgage Securities Trust 2015-GS1	3.734	11/10/2048	311,895
100,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1	3.914	1/15/2049	104,950
100,000	SFAVE Commercial Mortgage Securities Trust 2015-5AVE (a) ^	4.144	1/5/2043	99,484
250,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1	3.148	5/15/2048	252,515
400,000	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453	7/15/2050	405,856
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost - $12,075,238)			12,137,153

	AGENCY MORTGAGE BACKED SECURITIES - 7.9%
	FEDERAL HOME LOAN MORTGAGE CORP. - 3.8%
16,631	Freddie Mac Gold Pool	2.500	10/1/2028	16,668
85,321	Freddie Mac Gold Pool	2.500	12/1/2031	84,918
8,874	Freddie Mac Gold Pool	3.000	9/1/2028	9,012
78,000	Freddie Mac Gold Pool +	3.000	11/15/2030	78,752
37,998	Freddie Mac Gold Pool	3.000	2/1/2043	38,132
1,757,019	Freddie Mac Gold Pool	3.000	9/1/2046	1,751,453
1,290,343	Freddie Mac Gold Pool	3.000	11/1/2046	1,288,489
2,773,369	Freddie Mac Gold Pool	3.000	12/1/2046	2,758,974
343,905	Freddie Mac Gold Pool	3.000	12/1/2046	343,411
170,351	Freddie Mac Gold Pool	3.000	1/1/2047	169,457
708,405	Freddie Mac Gold Pool	3.000	2/1/2047	704,727
94,509	Freddie Mac Gold Pool	3.500	11/1/2034	96,748
29,067	Freddie Mac Gold Pool	3.500	10/1/2043	29,687
2,322,959	Freddie Mac Gold Pool	3.500	8/1/2047	2,355,930
1,530,614	Freddie Mac Gold Pool	3.500	10/1/2047	1,552,336
3,877,106	Freddie Mac Gold Pool	3.500	9/1/2048	3,933,348
599,582	Freddie Mac Gold Pool	3.500	11/1/2048	608,096
20,106	Freddie Mac Gold Pool	4.000	8/1/2044	20,834
127,693	Freddie Mac Gold Pool	4.000	1/1/2048	131,697
316,176	Freddie Mac Gold Pool	4.000	8/1/2048	325,582
317,761	Freddie Mac Gold Pool	4.000	9/1/2048	327,852
68,249	Freddie Mac Gold Pool	4.000	10/1/2048	70,208
175,000	Freddie Mac Gold Pool +	4.500	7/15/2044	182,629
				16,878,940

Global Atlantic Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Principal Amount		Coupon Rate (%)	Maturity	Value
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.5%
$147,580	Fannie Mae Pool	2.470	5/1/2025	$146,328
23,033	Fannie Mae Pool	2.500	4/1/2028	23,158
50,581	Fannie Mae Pool	2.500	2/1/2030	50,419
109,183	Fannie Mae Pool	2.500	6/1/2030	108,831
226,623	Fannie Mae Pool	2.500	10/1/2031	225,205
600,000	Fannie Mae Pool +	2.500	11/25/2031	596,420
156,943	Fannie Mae Pool	2.500	12/1/2031	155,959
310,000	Fannie Mae Pool	2.680	5/1/2025	310,629
400,000	Fannie Mae Pool	2.810	7/1/2025	403,385
107,675	Fannie Mae Pool	2.990	10/1/2025	109,820
14,415	Fannie Mae Pool	3.000	10/1/2028	14,577
4,100,000	Fannie Mae Pool +	3.000	12/25/2030	4,137,704
76,214	Fannie Mae Pool	3.000	7/1/2043	76,303
1,732,201	Fannie Mae Pool	3.000	1/1/2046	1,727,445
1,630,546	Fannie Mae Pool	3.000	10/1/2046	1,624,728
51,965	Fannie Mae Pool	3.090	10/1/2025	53,293
1,028,907	Fannie Mae Pool	3.500	12/1/2047	1,042,862
1,835,483	Fannie Mae Pool	3.500	4/1/2048	1,860,423
496,115	Fannie Mae Pool	3.500	9/1/2048	502,854
35,011	Fannie Mae Pool	4.000	11/1/2043	36,324
624,227	Fannie Mae Pool	4.000	1/1/2046	642,815
649,914	Fannie Mae Pool	4.000	2/1/2046	669,212
675,000	Fannie Mae Pool +	4.500	8/25/2044	703,266
				15,221,960
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.6%
38,810	Ginnie Mae II Pool	3.000	12/20/2042	39,282
42,117	Ginnie Mae II Pool	3.500	7/20/2043	43,078
15,493	Ginnie Mae II Pool	4.000	12/20/2044	16,104
97,951	Ginnie Mae II Pool	4.000	8/20/2048	101,457
221,391	Ginnie Mae II Pool	4.000	9/20/2048	229,317
98,762	Ginnie Mae II Pool	4.000	10/20/2048	102,078
1,681,587	Ginnie Mae II Pool	4.000	11/20/2048	1,738,099
350,000	Ginnie Mae II Pool +	4.500	8/20/2044	363,398
				2,632,813

	TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $34,590,168)			34,733,713

	MUNICIPAL SECURITIES - 1.0%
115,000	Bay Area Toll Authority	7.043	4/1/2050	175,906
90,000	Chicago O’Hare International Airport	6.395	1/1/2040	120,015
85,000	Chicago Transit Authority	6.300	12/1/2021	89,388
60,000	Chicago Transit Authority	6.300	12/1/2021	63,097
115,000	Chicago Transit Authority	6.899	12/1/2040	151,015
55,000	Chicago Transit Authority	6.899	12/1/2040	72,224

Global Atlantic Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Principal Amount		Coupon Rate (%)	Maturity	Value
$315,000	County of Sacramento CA	5.730	8/15/2023	$345,451
195,000	Illinois Municipal Electric Agency	6.832	2/1/2035	245,696
135,000	Kansas Development Finance Authority	5.371	5/1/2026	145,953
120,000	Long Island Power Authority	3.883	9/1/2024	124,144
331,000	Municipal Electric Authority of Georgia	6.637	4/1/2057	372,507
70,000	Municipal Electric Authority of Georgia	6.655	4/1/2057	84,138
85,000	New Jersey Economic Development Authority	3.882	6/15/2019	85,093
400,000	New York State Urban Development Corp	2.100	3/15/2022	396,340
120,000	Regents of the University of California Medical Center Pooled Revenue	6.548	5/15/2048	166,732
285,000	Sales Tax Securitization Corp.	4.787	1/1/2048	306,720
120,000	San Jose Redevelopment Agency Successor Agency	3.375	8/1/2034	119,897
170,000	State of California	7.350	11/1/2039	247,442
25,000	State of California	7.600	11/1/2040	38,812
410,000	State of Connecticut	2.990	1/15/2023	411,066
675,000	State of Illinois	5.100	6/1/2033	663,268
	TOTAL MUNICIPAL SECURITIES (Cost - $4,276,156)			4,424,904

	SOVEREIGN DEBT - 0.4%
204,000	Japan Bank for International Cooperation	2.125	6/1/2020	203,007
272,000	Japan Bank for International Cooperation	2.250	2/24/2020	271,325
200,000	Qatar Government International Bond (a)	3.875	4/23/2023	205,694
346,000	Qatar Government International Bond (a)	4.000	3/14/2029	356,592
330,000	Saudi Government International Bond (a)	2.875	3/4/2023	326,815
200,000	Saudi Government International Bond (a)	4.000	4/17/2025	204,758
	TOTAL SOVEREIGN DEBT (Cost - $1,546,121)			1,568,191

	U.S. TREASURY SECURITIES - 4.8%
130,000	United States Treasury Note/Bond	2.500	2/15/2046	122,266
805,000	United States Treasury Note/Bond	2.500	5/15/2046	756,606
910,000	United States Treasury Note/Bond	2.750	8/15/2047	897,025
610,000	United States Treasury Note/Bond	3.000	11/15/2044	632,541
595,000	United States Treasury Note/Bond	3.000	5/15/2047	616,615
185,000	United States Treasury Note/Bond	3.000	2/15/2048	191,410
250,000	United States Treasury Note/Bond	3.000	2/15/2049	259,023
285,000	United States Treasury Note/Bond	3.125	5/15/2048	302,200
955,000	United States Treasury Inflation Indexed Bonds	0.375	1/15/2027	986,055
1,665,000	United States Treasury Inflation Indexed Bonds	0.500	1/15/2028	1,694,609
1,350,000	United States Treasury Note/Bond	2.500	1/31/2024	1,354,641
3,815,000	United States Treasury Note/Bond	2.500	2/15/2045	3,599,512
350,000	United States Treasury Note/Bond	2.625	12/31/2023	355,947
1,097,000	United States Treasury Note/Bond	2.750	11/15/2047	1,081,188
540,000	United States Treasury Note/Bond	2.875	9/30/2023	554,513
1,100,000	United States Treasury Note/Bond	2.875	10/31/2023	1,130,078
2,800,000	United States Treasury Note/Bond	2.875	8/15/2028	2,909,156
545,000	United States Treasury Note/Bond	2.875	8/15/2045	552,260
1,135,000	United States Treasury Note/Bond	3.000	8/15/2048	1,174,902
1,580,000	United States Treasury Note/Bond	3.375	5/15/2044	1,746,455
5,000	United States Treasury Note/Bond	3.625	8/15/2043	5,745
5,000	United States Treasury Note/Bond	3.750	11/15/2043	5,862
	TOTAL U.S. TREASURY SECURITIES (Cost - $20,493,917)			20,928,609

Global Atlantic Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Value
	SHORT-TERM INVESTMENTS - 1.4%
	MONEY MARKET FUND - 1.4%
6,256,520	Fidelity Investments Money Market - Government Portfolio, Institutional Class to yield 2.3% (b)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,256,520)	$6,256,520

	TOTAL INVESTMENTS - 96.8% (Cost - $366,693,487)	$425,871,811
	OTHER ASSETS LESS LIABILITIES - NET - 3.2%	14,122,536
	TOTAL NET ASSETS - 100.0%	$439,994,347

+	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.

*	Non-income producing security.

**	Represents less than 0.1%

^	Variable rate security.

Benchmark	Rate
1 Month LIBOR	2.494%
3 Month LIBOR	2.599%

#	Step coupon.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LIBOR - London Interbank Offered Rate

LP - Limited Partnership

REIT - Real Estate Investment Trust

(a)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2019, these securities amounted to $33,528,294 or 7.6% of net assets.

(b)	Money market rate shown represents the rate at March 31, 2019.

Global Atlantic Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

SHORT FUTURES CONTRACTS

					Unrealized
	Number of				Appreciation/
Description	Contracts	Expiration Date	Counterparty	Notional Amount	(Depreciation)
US 10 Year Note Future	5	June-19	Credit Suisse	$621,094	$(859)
US 10 Year Ultra Future	10	June-19	Credit Suisse	1,327,813	(29,141)
TOTAL NET UNREALIZED DEPRECIATION ON SHORT FUTURES CONTRACTS					$(30,000)

LONG FUTURES CONTRACTS

	Number of				Unrealized
Description	Contracts	Expiration Date	Counterparty	Notional Amount	Appreciation
US 5 Year Note Future	34	June-19	Credit Suisse	$3,938,156	$43,469
US 2 Year Note Future	9	June-19	Credit Suisse	1,917,844	7,141
TOTAL NET UNREALIZED APPRECIATION ON LONG FUTURES CONTRACTS					$50,610

TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$20,610

Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 58.1%
	DEBT FUNDS - 39.2%
44	iShares Core U.S. Aggregate Bond ETF	$4,799
123	iShares Short-Term Corporate Bond ETF	6,497
		11,296

	EQUITY FUNDS - 18.9%
11	iShares Core MSCI Emerging Markets ETF	569
4	iShares Core S&P 500 ETF	1,138
18	iShares MSCI EAFE Value ETF	880
9	iShares Russell 2000 ETF	1,378
13	iShares S&P 500 Value ETF	1,465
		5,430

	TOTAL EXCHANGE TRADED FUNDS (Cost - $16,012)	16,726

	VARIABLE INSURANCE TRUSTS - 43.9%
	DEBT FUNDS - 24.7%
121	American Funds Insurance Series® - U.S. Government/AAA-Rated Securities Fund - Class I	1,479
123	BlackRock High Yield VI Fund - Class I	882
361	MFS Total Return Bond Series - Initial Shares	4,740
		7,101

	EQUITY FUNDS - 19.2%
85	American Funds Insurance Series® - Blue Chip Income and Growth Fund - Class I	1,168
26	MFS Growth Series - Initial Shares	1,460
103	MFS VIT III Mid Cap Value Portfolio - Initial Shares	879
11	Oppenheimer Discovery Mid Cap Growth Fund - Non-Service Shares	878
513	Oppenheimer International Growth Fund - Non-Service Shares	1,160
		5,545

	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $12,231)	12,646

	SHORT-TERM INVESTMENT - 0.6%
	MONEY MARKET FUND - 0.6%
174	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 2.3% (a)(Cost - $174)	174

	TOTAL INVESTMENTS - 102.6% (Cost - $28,417)	$29,546
	LIABILITIES LESS OTHER ASSETS -NET - (2.6)%	(751)
	TOTAL NET ASSETS - 100.0%	$28,795

EAFE - Europe, Australasia, and the Far East

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

(a)	Money market rate shown represents the rate at March 31, 2019.

Global Atlantic Wilshire Dynamic Growth Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 59.5%
	DEBT FUNDS - 16.2%
20	iShares Core U.S. Aggregate Bond ETF	$2,181
53	iShares Short-Term Corporate Bond ETF	2,799
		4,980
	EQUITY FUNDS - 43.3%
10	iShares Core MSCI EAFE ETF	608
30	iShares Core MSCI Emerging Markets ETF	1,551
12	iShares Core S&P 500 ETF	3,415
45	iShares MSCI EAFE Value ETF	2,200
18	iShares Russell 2000 ETF	2,756
25	iShares S&P 500 Value ETF	2,818
		13,348

	TOTAL EXCHANGE TRADED FUNDS (Cost - $17,089)	18,328

	VARIABLE INSURANCE TRUSTS - 42.8%
	DEBT FUNDS - 6.1%
77	American Funds Insurance Series® - U.S. Government/AAA-Rated Securities Fund - Class I	933
72	MFS Total Return Bond Series - Initial Shares	939
		1,872

	EQUITY FUNDS - 36.7%
187	American Funds Insurance Series® - Blue Chip Income and Growth Fund - Class 1	2,569
54	MFS Growth Series - Initial Shares	2,985
223	MFS VIT III Mid Cap Value Portfolio - Initial Shares	1,899
20	Oppenheimer Discovery Mid Cap Growth Fund - Non-Service Shares	1,655
981	Oppenheimer International Growth Fund - Non-Service Shares	2,218
		11,326

	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $12,359)	13,198

	SHORT-TERM INVESTMENT - 0.2%
	MONEY MARKET FUND - 0.2%
57	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 2.3% (a) (Cost - $57)	57

	TOTAL INVESTMENTS - 102.5% (Cost - $29,505)	$31,583
	LIABILITIES LESS OTHER ASSETS - NET - (2.5)%	(773)
	TOTAL NET ASSETS - 100.0%	$30,810

EAFE - Europe, Australasia, and the Far East

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

(a)	Money market rate shown represents the rate at March 31, 2019.

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value. Investments in open-end investment companies are valued at net asset value, as discussed in more detail below.

Valuation of Investment Companies – The Portfolios may invest in one or more portfolios of open-end investment companies (the “Underlying Fund” or “Underlying Funds”). Each Underlying Fund is valued at its respective net asset values as reported by such investment company. Each Underlying Fund values securities in its portfolio for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by each Underlying Fund’s board(s) of trustees.

Exchange-Traded Funds – The Portfolios may invest in passive exchange-traded funds (“ETFs”). An ETF is a type of index fund that is bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the lack of liquidity in an ETF could result in it being more volatile than the underlying securities, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant underlying securities. Additionally, an ETF has fees and expenses that increase the cost of investing in the ETF versus the costs of owning the underlying securities directly.

Illiquid Securities – The Portfolios may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the valuation procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a Fair Value Committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Global Atlantic Investment Advisors, LLC (the “Adviser”) and/or Sub-Adviser. The Fair Value Committee may also include the Trust’s Chief Compliance Officer and may enlist third party consultants or advisers (such as an accounting firm or fair value pricing specialist) on an as-needed basis to assist in determining a security-specific fair value or valuation method. The Board reviews and approves the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Committee and Valuation Process – The Fair Value Committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub-Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are not readily available on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Adviser or relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument (factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading); (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio’s calculation of its net asset value (“NAV”); and (v) mutual funds that do not provide timely NAV information. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser or Sub-Adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of restricted or illiquid securities using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights, as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; (xii) the security’s embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019 for each Portfolio’s investments measured at fair value:

Global Atlantic American Funds® Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$215,498,261	$—	$—	$215,498,261
Short Term Investment	1,464	—	—	1,464
Total	$215,499,725	$—	$—	$215,499,725

Global Atlantic Balanced Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$80,092,412	$—	$—	$80,092,412
Short Term Investment	2,608	—	—	2,608
Total	$80,095,020	$—	$—	$80,095,020

Global Atlantic BlackRock Global Allocation Managed Risk Portfolio#

Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$236,798,942	$—	$—	$236,798,942
Short Term Investment	3,146	—	—	3,146
Total	$236,802,088	$—	$—	$236,802,088
# Effective May 1, 2019, name changed to Global Atlantic BlackRock Selects Managed Risk Portfolio.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$202,163,452	$—	$—	$202,163,452
Asset Backed Securities	—	20,232,702	—	20,232,702
Corporate Bonds	—	20,281,955	—	20,281,955
Municipal Bond	—	90,737	—	90,737
Term Loans	—	4,109,709	—	4,109,709
Mortgage Backed Securities	—	15,946,255	—	15,946,255
Commercial Mortgage Obligation	—	282,447	—	282,447
Sovereign Debt	—	700,585	—	700,585
U.S. Treasury Securities	—	9,622,973	—	9,622,973
Short Term Investment	2,341,703	—	—	2,341,703
Futures Contracts	108,469	—	—	108,469
Swap Contracts	—	114,115	—	114,115
Total	$204,613,624	$71,381,478	$—	$275,995,102

Liabilities	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts	$—	$10,778	$—	$10,778
Total	$—	$10,778	$—	$10,778

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$14,485,323	$—	$—	$14,485,323
U.S. Treasury Note	—	16,496,738	—	16,496,738
Short Term Investment	157,621	—	—	157,621
Forward Exchange Contracts	33,067	—	—	33,067
Total	$14,676,011	$16,496,738	$—	$31,172,749

Global Atlantic Growth Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$423,411,000	$—	$—	$423,411,000
Short Term Investment	2,778	—	—	2,778
	$423,413,778	$—	$—	$423,413,778

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$4,915	$—	$—	$4,915
Total	$4,915	$—	$—	$4,915

Global Atlantic Moderate Growth Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$134,699,900	$—	$—	$134,699,900
Short Term Investment	14,027	—	—	14,027
Total	$134,713,927	$—	$—	$134,713,927

Global Atlantic PIMCO Tactical Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$7,891,513	$—	$—	$7,891,513
Asset Backed Securities	—	1,517,953	—	1,517,953
Certificate of Deposit	—	100,000	—	100,000
Corporate Bonds	—	3,349,360	—	3,349,360
Mortgage Backed Securities	—	6,093,376	—	6,093,376
Collateralized Mortgage Obligation	—	254,685	—	254,685
Commercial Mortgage Backed Securities	—	41,572	—	41,572
U.S. Treasury Securities	—	12,861,248	—	12,861,248
Purchased Options	63	—	—	63
Short Term Investments	723,037	1,695,583	—	2,418,620
Futures Contracts	165,661	—	—	165,661
Total	$8,780,274	$25,913,777	$—	$34,694,051

Liabilities	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities - Short	$—	$56,450	$—	$56,450
Swap Contracts	—	143,544	—	143,544
Forward Exchange Contracts	—	1,299	—	1,299
Total	$—	$201,293	$—	$201,293

Global Atlantic Select Advisor Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$19,402,813	$—	$—	$19,402,813
Variable Insurance Trusts	86,805,826	—	—	86,805,826
Short Term Investment	39,440	—	—	39,440
Total	$106,248,079	$—	$—	$106,248,079

Global Atlantic Wellington Research Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$274,317,996	$—	$—	$274,317,996
Asset Backed Securities	—	13,857,061	—	13,857,061
Corporate Bonds	—	56,517,207	—	56,517,207
Collateralized Mortgage Obligation	—	1,130,457	—	1,130,457
Commercial Mortgage Backed Securities	—	12,137,153	—	12,137,153
Agency Mortgage Backed Securities	—	34,733,713	—	34,733,713
Municipal Securities	—	4,424,904	—	4,424,904
Sovereign Debt	—	1,568,191	—	1,568,191
U.S. Treasury Securities	—	20,928,609	—	20,928,609
Futures Contracts	50,610	—	—	50,610
Short Term Investment	6,256,520	—	—	6,256,520
Total	$280,625,126	$145,297,295	$—	$425,922,421

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$30,000	$—	$—	$30,000
Total	$30,000	$—	$—	$30,000

Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$16,726	$—	$—	$16,726
Variable Insurance Trusts	12,646	—	—	12,646
Money Market Fund	174	—	—	174
Total	$29,546	$—	$—	$29,546

Global Atlantic Wilshire Dynamic Growth Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$18,328	$—	$—	$18,328
Variable Insurance Trusts	13,198	—	—	13,198
Money Market Fund	57	—	—	57
Total	$31,583	$—	$—	$31,583

*	Cumulative net appreciation/(depreciation) on futures contracts and forward foreign exchange contracts is reported in the above table.

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers between levels for any Portfolio. It is the Portfolios’ policy to record transfers between Level 1 and Level 2 securities at the end of the reporting period.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios maintain deposits with a financial institution which are generally an amount that is in excess of federally insured limits.

Foreign Currency Translation – The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Forward Foreign Currency Contracts – As foreign securities are purchased, a Portfolio may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Statements of Operations.

Options Transactions – The Global Atlantic PIMCO Tactical Allocation Portfolio is subject to equity price risk, interest rate risk and foreign currency risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

A Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or securities indices, including ETFs, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option, in return for a premium, the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option for American options or only at expiration for European options, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option for American options or only at expiration for European options, regardless of the market price of the security.

Securities index options are put options and call options on various securities indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the securities index and the exercise price of the option expressed in dollars times a specified multiple. A securities index fluctuates with changes in the market value of the stocks included in the index.

The Portfolios may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk, foreign currency exchange rate risks, and to reduce return volatility. Futures are standardized, exchange-traded contracts that provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a securities index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios’ volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers when applicable. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements – The Global Atlantic Franklin Dividend and Income Managed Risk Portfolio and the Global Atlantic PIMCO Tactical Allocation Portfolio are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. In a standard over-the-counter (“OTC”) swap, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” (i.e., the return or increase in value of a particular dollar amount invested in a “basket” of securities, representing a particular index or industry sectors) of predetermined investments or instruments.

Certain Portfolios may enter into credit default swaps (“CDS”). CDS are two-party contracts that transfer credit exposure between the parties. One party (the “buyer”) receives credit protection and the other party (the “seller”) takes on credit risk. The buyer typically makes predetermined periodic payments to the seller in exchange for the seller’s commitment to purchase the underlying reference obligation if a defined credit event occurs, such as a default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Portfolio would be liable for the notional amount of the swap.

The swaps in which a Portfolio may invest may be centrally-cleared or bi-laterally traded. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of a swap agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. A Portfolio segregates cash or liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Swap agreements involve, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Each Portfolio’s maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract’s remaining life, to be the extent that amount is positive.

Swaps may involve greater risks than direct investments in securities because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk, credit risk and pricing risk, each of which individually and collectively, may have a considerable impact on the performance of a Portfolio. CDS in particular may involve greater risks than investing in a referenced instrument directly. Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for a Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses. Although central clearing and exchange-trading of swaps may decrease counterparty risk and increase market liquidity, exchange-trading and clearing does not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of the clearing broker or the clearinghouse.

The Portfolios use cash and certain securities as collateral to swap agreements as indicated on the Portfolio of Investments and Statements of Assets and Liabilities. Such collateral is held for the benefit of the counterparty in a segregated account to prevent non-payment by the Portfolios. If the counterparty defaults, a Portfolio may seek return of this collateral and incur certain costs exercising their rights to the collateral.

Repurchase and Reverse Repurchase Agreements Risk – Repurchase and reverse repurchase agreements involve the purchase or sale of securities held by a Portfolio with an agreement to resell or repurchase the securities at an agreed-upon price, date and interest payment. Repurchase transactions are subject to credit risk and counterparty risk. They also carry the risk that the market value of the securities may increase above the resell value or decline below the repurchase price. A Portfolio could also lose money if it is unable to recover the securities and the value of the collateral held by the Portfolio is less than the value of securities. Reverse repurchase agreements are a type of borrowing that may increase the possibility of fluctuation in a Portfolio’s net asset value.

					Payable for
					Reverse
Borrowing	Settlement	Maturity	Principal	Amount	Repurchase
Rate	Date	Date	Amount	Borrowed	Agreements
2.85%	3/28/19	4/11/19	$2,288,500	$2,288,500	$2,291,036
2.25%	3/28/19	4/15/19	492,000	492,000	492.554
				$2,780,500	$2,783,590

The notional value and unrealized appreciation/(depreciation) of the derivative instruments outstanding as of March 31, 2019, as disclosed in the Portfolios of Investments, serve as indicators of the volume of derivative activity for the Portfolios.

Short Sales – A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which a Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time a Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A Portfolio does not intend to enter into short sales (other than short sales “against the box”) if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Portfolio’s net assets. This percentage may be varied by action of the Board of Trustees. A short sale is “against the box” to the extent a Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

When-Issued and Delayed-Delivery Transactions – The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Real Estate Investment Trusts – Certain Portfolios may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs’ operations. Along with the risks common to different types of real estate-related securities, such as loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities, REITs involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax free distribution of income or exemption under the 1940 Act. In addition, REITs are not diversified and are heavily dependent on cash flow.

Distributions from a Portfolio’s investments in REITs may be characterized as ordinary income, a net capital gain or a return of capital. The Portfolios record distributions that represent a net capital gain as a realized gain and distributions that represent a return of capital as a reduction of the cost of investment. REITs report information on the source of their distributions annually in the following calendar year. As a result, a Portfolio estimates the source of REIT distributions for accounting purposes and then makes adjustments when the actual source information is reported by the REIT. These estimates are based on the most recent REIT distribution information available.

Mortgage Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by a Portfolio of mortgage related securities that it holds with an agreement by the Portfolios to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Credit Risk – There is a risk that security issuers will not make interest and/or principal payments on their securities. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of a Portfolio or an underlying fund. Lower credit quality also will affect liquidity and make it difficult to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the market’s perception that an issuer is likely to default, tends to reduce the value and liquidity of fixed income securities, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause a Portfolio to directly or indirectly incur expenses in seeking recovery of principal or interest.

A Portfolio could lose money on a debt security if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. A Portfolio may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Adviser, Sub-Adviser and/or Underlying Fund manager, as applicable, or the rating agencies than such securities actually do.

Derivatives Risk – The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives may increase costs, reduce a Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Many types of derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of a Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose a Portfolio to losses and could make derivatives more difficult to value accurately. Derivatives typically give rise to a form of leverage and may expose a Portfolio to greater risk and increase its costs. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments require the clearing and exchange-trading of many standardized over-the-counter (“OTC”) derivative instruments deemed to be “swaps.” The Commodity Futures Trading Commission (“CFTC”) has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act and the CFTC continues to approve contracts for central clearing. Uncleared swaps are subject to margin requirements that are being implemented on a phase-in basis. The regulation of the derivatives markets has increased over the past several years, and there can be no assurance that any new governmental regulation will not adversely affect a Portfolio’s ability to achieve its investment result.

Market Risk The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, limited dealer capacity, lack of liquidity in the markets or adverse investor sentiment. Each Portfolio has exposure to instruments that may be more volatile and carry more risk than some other forms of investment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down.

A Portfolio may experience a substantial or complete loss on any individual security. Since the global financial crisis that began in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in slower growth and an unusually high degree of volatility in the financial markets, both domestic and foreign. Additionally, the U.S. and foreign governmental market support activities implemented since the financial crisis are being reduced, and the Federal Reserve has started to raise interest rates. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental support could negatively affect the markets generally and increase market volatility. These and other changes in market conditions could reduce the value and liquidity of the securities in which a Portfolio invests. This environment could make identifying investment risks and opportunities especially difficult.

Policy and legislative changes in the U.S. and abroad affect many aspects of financial regulation and may, in some cases, contribute to decreased liquidity and increased volatility in the financial markets. Economies and financial markets around the world are becoming increasingly interconnected. As a result, whether or not a Portfolio has exposure to securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio’s investments may be negatively affected.

In addition, market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. An increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values of portfolio holdings and increase a Portfolio’s costs. If dealer capacity in fixed income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed income markets.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semi-Annual or Annual Report.

Aggregate Tax Unrealized Appreciation and Depreciation – At March 31, 2019 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation/(depreciation) of securities, are as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Portfolio	Tax Cost	Appreciation	Depreciation	(Depreciation)
Global Atlantic American Funds® Managed Risk Portfolio	$205,366,417	$10,164,024	$(30,716)	$10,133,308
Global Atlantic Balanced Managed Risk Portfolio	71,127,936	8,968,349	(1,265)	8,967,084
Global Atlantic BlackRock Global Allocation Managed Risk Portfolio	242,804,717	—	(6,002,629)	(6,002,629)
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	220,732,099	63,091,845	(7,839,620)	55,252,225
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	28,655,022	2,489,341	—	2,489,341
Global Atlantic Growth Managed Risk Portfolio	353,359,026	70,054,752	—	70,054,752
Global Atlantic Moderate Growth Managed Risk Portfolio	116,692,241	18,021,686	—	18,021,686
Global Atlantic PIMCO Tactical Allocation Portfolio	32,034,957	2,781,277	(323,476)	2,457,801
Global Atlantic Select Advisor Managed Risk Portfolio	96,006,103	10,600,067	(358,091)	10,241,976
Global Atlantic Wellington Research Managed Risk Portfolio	371,633,923	64,270,198	(10,032,310)	54,237,888
Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio	28,430	1,229	(113)	1,116
Global Atlantic Wilshire Dynamic Growth Allocation Portfolio	29,555	2,028	—	2,028